UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2009

Item 1. Report to Stockholders.

FundX Upgrader Funds

FundX Upgrader Fund
FundX Aggressive Upgrader Fund
FundX Conservative Upgrader Fund
FundX Flexible Income Fund
FundX Stock Upgrader Fund
FundX ETF Aggressive Upgrader Fund
FundX ETF Upgrader Fund
FundX Tactical Upgrader Fund

Semi-Annual Report
April 30, 2009

FundX Upgrader Funds

April 30, 2009

Dear Fellow Shareholders,

Market Perspective

Since our Annual Report dated October 31, 2008, the market continued its decline, hitting a new low on November 23rd, and retesting this low again on March 9th.

But the market has shown welcome signs of life since its March 9th low. The S&P 500 was up almost 30% from March 9th through April 30, 2009, and the Dow Jones World Index jumped 12% for the month of April along, its largest monthly gain since it began in 1991.

Looking back to our last Semiannual Report in April 2008, however, is grim: even including the recent bounce, the S&P 500 is down 35% for the 12 months ending April 30, 2009.

TRANSITIONS AREN’T EASY

Transition periods aren’t easy.  A market’s bottoming process – the repeated attempts to rally followed by further declines – tries an investor’s patience.  It may be particularly difficult for investors in the FundX Upgrader Funds to be patient, especially when their funds are lagging their benchmarks.  But potentially short lived periods of underperformance are to be expected in transitional markets.

In down markets, we are typically positioned in defensive funds and these funds may not fully participate in market upswings. Our proprietary performance-based ranks also have a built-in lag by including the trailing 12-month returns.  This lag may be frustrating at times, but we believe it serves an important purpose: it helps us react to more confirmed market trends, rather than short-lived market blips.

Markets move unpredictably, and we believe most short-term price movement is nothing more than noise. Long-term price movements however, can constitute a trend, and our Upgrading strategy aims to respond to these trends.

Patience doesn’t always pay, but over time, we believe that deliberate action based on a long term quantitative strategy triumphs over following one’s impulses.  We are confident that when a solid market trend emerges, our Upgrading strategy will have the potential to align the FundX Upgrader Fund portfolios with funds that are the new market leaders.

MORE SHAREHOLDER COMMUNICATIONS

This year’s difficult markets prompted us to share our observations with our shareholders.  Following the March 9th sell off, we emailed shareholders and prospects DAL’s comments on the current market conditions and also posted our comments online at www.upgraderfunds.com.

IMPROVED TACTICAL STRATEGY

We adjusted the weight-of-the-evidence model we use in our Tactical Strategy last year so that there is additional emphasis on market trend and momentum. The Tactical strategy is used to manage the FundX Tactical Upgrader Fund (TACTX).  While most of the FundX Upgrader Funds stay fully invested in all market conditions, TACTX can actively adjust market exposure.

The results of the updated Tactical approach are encouraging, so far: TACTX is the only FundX Upgrader Fund to post positive year-to-date returns through April 30, 2009.

NEW FUND FOCUSES ON RISK MANAGEMENT

At the end of May, we introduced a new fund, the FundX Tactical Total Return Fund (TOTLX). TOTLX is designed for investors who want a risk managed portfolio that includes an allocation to fixed income securities.

To manage risk, we will actively adjust the fund’s allocation to equity funds and fixed income funds. The equity component of TOTLX will use the Tactical strategy to determine market exposure. Fixed income investments are managed using the Flexible Income strategy.

More on this new fund is available at www.upgraderfunds.com.

Management Discussion of Fund Performance

April 30 marked eighteen months from the start of the most severe bear market in the post-war era.  As always, we continue to shift the portfolios of Upgrader Funds as the underlying mutual funds in which they invest move up and down in our ranking system.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

FUNDX UPGRADER FUND (FUNDX)

At the start of the current fiscal year six months ago, the FundX Upgrader Fund portfolio was overweight in financial services and utilities, whereas it is now underweight in those sectors, as compared to the overall market and the fund’s benchmark, the S&P 500 Index.  It was, and continued to be, overweight in healthcare, at both the start and finish of this period.  It was underweight in computer software and hardware categories, and is now overweight in those industries, as technology was rather more resilient than other sectors in recent months.

At the end of October, 2008, the portfolio was invested almost entirely in US companies.  By the end of April FUNDX had inched 10% of the portfolio back into overseas funds, with 3% in emerging markets.

The average market capitalization increased as well over this period (from about $8 billion to $23 billion) as more large-cap funds entered the mix.

The worst performing funds during this period were Fairholme (FAIRX) (-43%), SPDR S&P Dividend ETF (SDY) (-32%) and Touchstone Dividend Small Cap Value (TCSAX) (-32%).

Funds held for the entire period that added the most value to the portfolio were SPDR Gold Trust ETF (GLD) (+22%), Ivy Asset Strategy (IVAEX) (+9%) and Yacktman (YACKX) (+8%).

Funds that were held for only part of this half-year, but which also had gains, included TCW Select Equities (TGCNX) (+24%) and PowerShares QQQ Trust (QQQQ) (+20%), which tracks the Nasdaq 100 Index.

FUNDX AGGRESSIVE UPGRADER FUND (HOTFX)

At the start of the fiscal year (November 1, 2008) the FundX Aggressive Upgrader Fund was overweight in financial services and business services, whereas it is now underweight in those sectors.  It was, and continued to be, overweight in healthcare, at both the start and finish of this period.  It had extremely limited exposure to the computer hardware sector, whereas it was overweight in that area six months later.  Investment in media and telecomm also increased.

At the end of October, 2008, the portfolio was invested almost entirely in US companies.  By the end of April HOTFX had inched 14% of the portfolio back into overseas funds, with 8% in emerging markets.

The average market capitalization also increased over this period (from about $6 billion to $21 billion) as more large-cap funds entered the mix.

The worst performing funds during this period were Fairholme (FAIRX), which lost 38% while it remained in the portfolio during the time of this report, SPDR S&P Dividend ETF (SDY) (-32%), and Touchstone Dividend Small Cap Value (TCSAX) (-32%).

Funds held for the entire period that added the most value to the portfolio were SPDR Gold Trust ETF (GLD) (+22%), Ivy Asset Strategy (IVAEX) (+9%) and Oppenheimer Quest for Opportunity Value (QVOPX) (+3%).

FUNDX CONSERVATIVE UPGRADER FUND (RELAX)

Maintaining a steady mix of roughly 60% in core equity funds and 40% in our Flexible Income Strategy, RELAX can be seen as two portfolios in one.

The equity portion of the portfolio started the fiscal year at 5% in foreign funds and ended this six month period at 14% overseas.  Because it invests in core growth funds and avoids more aggressive equity funds, virtually all of the foreign exposure is in mature markets, primarily Europe.

The average market capitalization increased during this period (from about $12 billion to $22 billion) as more large-cap funds were added.

At the start of the fiscal year (November 1, 2008) the FundX Conservative Upgrader Fund was overweight in financial services and business services, whereas it is now underweight in those sectors.  The portfolio added considerably to its investments in computer hardware, more than doubling from 4.5% to 11%. Healthcare holdings, already overweighting the portfolio at the start of the fiscal year, also rose slightly, as did consumer services.  Exposure to energy increased from 7% to 11% of the portfolio, though this is still a lower weighting than the benchmark S&P 500.

The financial services sector was greatly reduced over this time frame, from 18% to 8% of the portfolio.

The worst performing equity funds during this period were SPDR S&P Dividend (SDY), down 34% while held, iShares DJ Select Dividend Index (DVY) (-25%), and Diamonds Trust (DIA) (-24%).

Funds held for the entire period that added value to the portfolio were Hussman Strategic Growth (HSGFX) (+1%), Ivy Asset Strategy (IVAEX) (+5%) and Yacktman (YACKX) (+8%).

Funds that were held for only part of this half-year, and provided gains, included Alliance Bernstein Large Cap Growth (APGYX) (+22%), iShares Russell 1000 Growth Index (IWF) (+14%) and Oppenheimer Quest Opportunity Value (QVOPX)  (+7%).

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

The fixed income component consisted largely of US Treasury securities in the form of ETFs that track indexes of Treasury bonds, notes and bills of varying maturities.  At both the start and end of this period, more than 60% of the fixed income holdings were in these instruments.

Most of the Treasury funds provided positive returns during this six month period.  The one with the longest maturity – the iShares Barclays 7-10 Year Treasury ETF (IEF) – added the most value to the portfolio (+10.1%).

A loss of 2% was experienced by iShares Barclays TIPS Bond ETF (TIP), which was added to the portfolio in late March and remains in the portfolio.  A small position (2% of the portfolio) was taken in the SPDR Barclays Capital International Treasury Bond ETF (BWX), and was eliminated after a loss of 4%.

FUNDX FLEXIBLE INCOME FUND (INCMX)

At the start of the fiscal year, November 1, 2008, approximately 10% of the portfolio was in hybrid funds such as Merger (MERFX) and Gateway (GETYX).  Although these are not fixed-income  funds, they are designed to provide low-volatility returns over time and may be included in the flexible income model for up to 30% of the portfolio.  By the end of this six month periods, just over 2% remained in one such fund, Merger.

For the entire period, the bulk of the portfolio consisted of US Treasuries, in the form of exchange traded funds (ETFs) that track Treasury indexes.  At both the start and end of this six month period, more than 60% of the portfolio holdings were in these instruments.

All but one of the Treasury funds provided positive return during this six month period.  Only the Treasury Inflation Protected Securities fund, iShares Barclays TIIPS Bond ETF (TIP) showed a slight negative result.  The fund with the longest maturity – the iShares Barclays 7-10 Year Treasury ETF (IEF) – added the most value to the portfolio (+11%).

FUNDX ETF AGGRESSIVE UPGRADER FUND (UNBOX)

This fund’s approach entails investing in underlying exchange-traded funds (ETFs) that rise to the top of our monthly ranking system, regardless of the level of risk those funds may individually embody.  So the UNBOX portfolio may at times include no core equity funds, but may be entirely in funds from our more aggressive classes.  That is exactly how the portfolio ended the current six-month period: 100% in more speculative and concentrated portfolios.

Having said that, it is interesting to note just how diversified the resulting portfolio is. Holdings include funds focused in healthcare and biotech, consumer staples and pharmaceuticals, technology, telecommunications and gold.  Overseas exposure includes South Africa, South Korea, Taiwan, China and Latin America.

At the start of the fiscal year, November 1, 2008, the portfolio was virtually 100% in US funds.  That has changed in this time period, with almost 25% of holdings in overseas securities by April 30.  11% of the portfolio is in emerging markets.

Industry exposure has shifted significantly.  Computer hardware was less than 2% of the portfolio on October 31; by April 30 that level had risen to 15%.  Telecom went from under 1% to over 11%, more than three times its weight in the benchmark S&P 500.

Consumer goods companies were scaled back from over 17% to just over 10%, more in line with the benchmark average.

The average market capitalization increased over this period, from about $7 billion to $20 billion.

The worst performing funds during this period were SPDR KBW Bank ETF (KBE) (-29%) and iShares DJ Select Dividend Index ETF (DVY) (-24%).

One fund held for the entire period produced a positive return: SPDR Gold Trust (GLD) (+22%),

Funds that were held for only part of this half-year, but which also had gains, included iShares DJ US Technology (IYW) (+30%), and Semiconductor HOLDRs (SMH) (+29%).

FUNDX ETF UPGRADER FUND (REMIX)

At the end of October, 2008, the REMIX portfolio was invested almost entirely in US companies.  By the end of April FUNDX had inched 7% of the portfolio back into overseas funds, with 3% in emerging markets.

At the start of the fiscal year, November 1, 2008, the portfolio was overweight in financial services and utilities, as compared to the overall market and the fund’s benchmark, the S&P 500 Index.  Six months later, it was underweight in those sectors.  It was underweight in the healthcare, computer software and hardware categories, and is now overweight in those industries, which proved to be more resilient than other sectors in recent months.

The average market capitalization increased over this period (from about $7 billion to $25 billion) as more large-cap funds entered the mix.

The worst performing funds during this period were SPDR KBW Bank ETF (KBE) (-28%), SPDR S&P Dividend ETF (SDY) (25%), and iShares DJ Select Dividend Index ETF (DVY) (-24%).

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

One fund held for the entire period produced a positive return: SPDR Gold Trust (GLD) (+22%),

Funds that were held for only part of this half-year, but which also had gains, included Technology SPDR ETF (XLK) (+26%), Semiconductor HOLDRs ETF (SMH) (30%), iShares DJ US Technology ETF (IYW) (30%).

FUNDX STOCK UPGRADER FUND (STOCX)

STOCX has a mandate to stay well diversified, so no one stock, industry or sector is able to have a great influence on portfolio outcome.  During this six month period, the portfolio held a variety of significant gainers and losers.

Of the 175 names owned at some point during this six month period, just seven were held for the whole time, and of those, only one provided a positive return: Family Dollar Stores Inc. (FDO) (+20%).

Other positions added before the end of the period provided significant value to the portfolio, including AutoNation Inc. (AN) up over 80% in the three months from purchase in early February through the end of April; D.R. Horton Inc. (DHI), up 50% in two months; and Big Lots Inc. (BIG), up 35% in one month.

The three biggest losers during this six month period were Tenet Healthcare Corp. (THC), down 68%, BB & T Corporation (BBT) down 45%, and Wells Fargo Bank (WFC), down 43%.

FUNDX TACTICAL UPGRADER FUND (TACTX)

We added an additional screen to our tactical models near the end of our last fiscal year, placing additional emphasis on our trend/ momentum based indicators. Based on this enhancement, TACTX shifted market exposure to a more defensive posture between mid-January and early March 2009, and again in early April. To achieve a defensive posture, TACTX sold long positions and held both cash and inverse ETFs, specifically ProShares Short S&P500 (SH) and ProShares Short Russell 2000 (RWM).

These actions led to a dramatic reduction in volatility and downside participation as the S&P 500 index fell 30% from a peak in January 2009 to a new bear market low in March 2009. This also helped TACTX achieve a positive total return for both the fiscal year-to-date and calendar year-to-date periods. Still, we recognize that upside potential is greatly restrained when the fund is defensive, and our latest sell signal in April has hurt the fund’s most recent relative performance in the face of a market rally through the end of this reporting period.

The short positions taken during this period added value to the portfolio.  ProShares Short S&P500 (SH) gained approximately 9%, and ProShares Short Russell 2000 (RWM) gained approximately 14%.

The worst performing positions during this period were SPDR KBW Bank ETF (KBE) (-28%), ING Corporate Leaders (LEXCX) (-24%) and Fairholme Fund (FAIRX) (-22%).

Funds held for the entire period that added value to the portfolio were FMI Common Stock (FMIMX) (+5%) and Oppenheimer Quest Opportunity Value (QVOPX) (+3%).

Long funds that were held for only part of this half-year, but which also had gains, included iShares DJ US Technology (IYW) (+28%), Technology SPDR (XLK) (27%) and PowerShares QQQ Trust (QQQQ) (+37%), which tracks the Nasdaq 100 Index.

Funds that were held for only part of this half-year, and provided gains, included Alliance Bernstein Large Cap Growth (APGYX) (+22%), iShares Russell 1000 Growth Index (IWF) (+14%) and Oppenheimer Quest Opportunity Value (QVOPX)  (+7%).

Sincerely,
Janet Brown
President,
DAL Investment Company

Past performance does not guarantee future results. Short term performance, in particular, is not a good indication of the fund’s future performance, and investment should not be made solely on return.

Mutual fund investing involves risk.  Principal loss is possible. Because the Funds are “fund of funds”, an investor will indirectly bear the principal risks of the underlying funds, including but not limited to, risks associated with smaller companies, foreign securities, emerging markets, non-diversification, fixed income investments, and short sales. Because the fund invests in ETFs, it is subject to additional risks that do not apply to

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares. The FundX Stock Upgrader Fund may invest in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in small-and medium-capitalization companies, which involve additional risks such as limited liquidity and great price volatility than large capitalization companies. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.

A Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company, and it may be obtained for any of the funds by calling 1-866-455-3863, or by visiting www.upgraderfunds.com. Read it carefully before investing.

HOW WE CLASSIFY FUNDS

CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs
Class 1 funds and ETFs may have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.  Class 1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK
Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs
Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan and may be diversified across many countries.

CLASS 4: TOTAL RETURN (BALANCED) FUNDS AND ETFs
Class 4 funds and ETFs tend to be more defensive and usually have lower volatility than the domestic stock market. These funds and ETFs may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

CLASS 5: FIXED INCOME (BOND) FUNDS AND ETFs
Bond funds and ETFs aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds and ETFs that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity.  Some Class 5 funds and ETFs specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

INVERSE FUNDS & ETFs
Inverse Funds attempt to provide returns that correlate to the inverse (opposite) of the daily price performance of the underlying index.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Dow Jones World Index is a broad-based index representing approximately 95% of the float-adjusted market capitalization of countries that are open to foreign investors. You cannot invest directly in an index.

The information provided in this letter represents the opinion of Janet Brown and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Sector weightings and fund holdings are subject to change at any time and mention of them should not be construed as recommendations to buy or sell any security. Please refer to the Schedule of Investments of this report for further sector and holding information. Current and future portfolio holdings are subject to risk.

The FundX Upgrader Funds are distributed by Quasar Distributors, LLC.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Allocation of Portfolio at April 30, 2009 (Unaudited)

FundX Upgrader Fund	FundX Aggressive Upgrader Fund

FundX Conservative Upgrader Fund	FundX Flexible Income Fund

FundX Stock Upgrader Fund	FundX ETF Aggressive Upgrader Fund

Sector Allocation

* Cash equivalents and other assets less liabilities.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Allocation of Portfolio at April 30, 2009 (Unaudited), Continued

FundX ETF Upgrader Fund	FundX Tactical Upgrader Fund

* Cash equivalents and other assets less liabilities.

Expense Example For the Six Months Ended April 30, 2009 (Unaudited)

As a shareholder of the FundX Upgrader Funds (the “Funds”), you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/08 – 4/30/09).

Actual Expenses

The first line of the tables below provides information about actual account values based on actual returns and actual expenses.  Although the Funds charge no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently, the Funds’ transfer agent charges a $15.00 fee.  You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem those shares that have been held for less than 30 days, except for the ETF Aggressive Fund and ETF Upgrader Fund which will charge a 2.00% redemption fee on shares held less than 7 days.  Investment Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the examples below.  The examples below include, but are not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees.  However, the examples below do not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by a Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6). Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Expense Example For the Six Months Ended April 30, 2009 (Unaudited), Continued

FundX Upgrader Fund
	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 11/1/08	Value 4/30/09	11/1/08 – 4/30/09*
Actual	$1,000	$ 901	$5.80
Hypothetical (5% annual return before expenses)	$1,000	$1,019	$6.16

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.23% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

FundX Aggressive Upgrader Fund
	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 11/1/08	Value 4/30/09	11/1/08 – 4/30/09*
Actual	$1,000	$ 906	$6.19
Hypothetical (5% annual return before expenses)	$1,000	$1,018	$6.56

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.31% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

FundX Conservative Upgrader Fund
	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 11/1/08	Value 4/30/09	11/1/08 – 4/30/09*
Actual	$1,000	$ 959	$6.46
Hypothetical (5% annual return before expenses)	$1,000	$1,018	$6.66

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.33% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

FundX Flexible Income Fund
	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 11/1/08	Value 4/30/09	11/1/08 – 4/30/09*
Actual	$1,000	$1,019	$4.80
Hypothetical (5% annual return before expenses)	$1,000	$1,020	$4.81

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 0.96% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

FundX Stock Upgrader Fund
	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 11/1/08	Value 4/30/09	11/1/08 – 4/30/09*
Actual	$1,000	$ 812	$6.74
Hypothetical (5% annual return before expenses)	$1,000	$1,017	$7.50

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.50% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Expense Example For the Six Months Ended April 30, 2009 (Unaudited), Continued

FundX ETF Aggressive Upgrader Fund
	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 11/1/08*	Value 4/30/09	11/1/08 – 4/30/09*
Actual	$1,000	$ 909	$7.10
Hypothetical (5% annual return before expenses)	$1,000	$1,017	$7.50

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.50% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

FundX ETF Upgrader Fund
	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 11/1/08*	Value 4/30/09	11/1/08 – 4/30/09*
Actual	$1,000	$ 876	$6.98
Hypothetical (5% annual return before expenses)	$1,000	$1,017	$7.50

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.50% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

FundX Tactical Upgrader Fund
	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 11/1/08*	Value 4/30/09	11/1/08 – 4/30/09*
Actual	$1,000	$ 964	$6.18
Hypothetical (5% annual return before expenses)	$1,000	$1,019	$6.36

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.27% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

WWW.UPGRADERFUNDS.COM

FundX Upgrader Fund

Schedule of Investments at April 30, 2009 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.9%
	Class 1 & 2 Funds: 27.1%^
422,169	Amana Growth Fund	$7,189,545
307,692	Buffalo Mid Cap Fund[1]	3,227,692
2,023,442	FBR Small Cap Financial Fund[1]	1,786,448
349,638	Harbor Capital Appreciation Fund - Institutional Class	8,852,823
102,889	iShares Dow Jones U.S. Healthcare Fund	5,077,572
90,000	iShares FTSE/Xinhua China 25 Index Fund	2,878,200
153,100	iShares MSCI Emerging Markets Index Fund	4,386,315
125,800	PowerShares Builders Emerging Markets 50 ADR Index Fund	3,907,348
728,000	PowerShares QQQ Trust Fund - Series 1	24,955,840
146,000	Semiconductors HOLDRs	2,988,620
84,700	SPDR Gold Trust*	7,391,769
208,000	SPDR Healthcare Select Sector Fund	5,029,440
93,480	SPDR S&P Biotech ETF	4,231,840
264,159	TCW Select Equities Fund - Class I	3,082,739
227,349	TCW Select Equities Fund - Class N	2,553,124
130,000	Vanguard Healthcare ETF	5,500,300
	Total Class 1 & 2 Funds
	(Cost $94,509,902)	93,039,615

	Class 3 Funds: 72.8%^
1,035,130	AllianceBernstein Large Cap Growth - Advisor Class[1]*	17,938,804
3,985,411	American Century Equity Income Fund - Institutional Class	22,477,718
509,333	American Century Growth Fund - Institutional Class	8,831,841
1,553,407	Diamond Hill Long Short Fund - Class A1	21,064,198
68,525	Fairholme Fund	1,568,548
270,101	FMI Common Stock Fund	4,567,408
500,620	FMI Large Cap Fund	5,677,029
1,726,429	Hussman Strategic Growth Fund	23,047,822
486,000	iShares Russell 1000 Growth Index Fund	18,779,040
602,000	iShares S&P 500 Growth Index Fund	27,312,740
1,065,677	Ivy Asset Strategy Fund - Class I	20,173,258
224,938	Jensen Portfolio - Class I	4,280,562
310,805	Jensen Portfolio - Class J	5,914,611
704,149	John Hancock Sovereign Investors Fund - Class I1	8,266,706
270,213	Nicholas Fund	8,581,974
1,032,298	Oppenheimer Quest Opportunity Value Fund - Class A1	23,588,010
905,531	Oppenheimer Rising Dividends Fund - Class Y	10,531,325
492,425	Parnassus Equity Income Fund	9,326,534
36,600	Rydex Russell Top 50 ETF	2,446,344
163,796	Tweedy Browne Value Fund	2,276,761
257,432	Yacktman Fund	2,816,306
	Total Class 3 Funds
	(Cost $266,753,556)	249,467,539
	Total Investment Companies
	(Cost $361,263,458)	342,507,154

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Fund

Schedule of Investments at April 30, 2009 (Unaudited), Continued

Shares		Value
	SHORT-TERM INVESTMENT: 0.2%
728,002	AIM STIT - Treasury Portfolio	$728,002
	Total Short-Term Investment
	(Cost $728,002)	728,002
	Total Investments: 100.1%
	(Cost $361,991,460)	343,235,156
	Liabilities in Excess of Other Assets: (0.1)%	(397,864)
	Net Assets: 100.0%	$342,837,292

1	A portion of this security is considered illiquid. As of April 30, 2009, the value of these investments was $16,467,860 or 4.8% of net assets.
*	Non-income producing.
^
CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs
Class 1 funds and ETFs may have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.  Class 1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^
CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK
Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^
CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs
Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan and may be diversified across many countries.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Aggressive Upgrader Fund

Schedule of Investments at April 30, 2009 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.9%
	Class 1 & 2 Funds: 55.6%^
205,468	Amana Growth Fund	$3,499,126
90,800	BLDRS Emerging Markets 50 ADR Index	2,820,248
102,564	Buffalo Mid Cap Fund	1,075,897
128,061	FBR Small Cap Financial Fund[1]	1,786,448
192,320	Harbor Capital Appreciation Fund - Institutional Class	4,869,538
185,000	Health Care Select Sector SPDR	4,473,300
112,111	iShares Dow Jones U.S. Healthcare Fund	5,532,678
65,200	iShares FTSE/Xinhua China 25 Index Fund	2,085,096
224,500	iShares MSCI Emerging Markets Index Fund	6,431,925
141,170	Ivy Small Cap Growth Fund - Class I	1,291,706
411,500	PowerShares QQQ Trust Fund - Series 1	14,106,220
68,000	SPDR Gold Trust*	5,934,360
70,696	SPDR S&P Biotech ETF	3,200,408
425,271	TCW Select Equities Fund - Class I	4,962,910
16,700	Vanguard Healthcare ETF	706,577
	Total Class 1 & 2 Funds
	Cost ($63,449,791)	62,776,437

	Class 3 Funds: 44.3%^
188,524	AllianceBernstein Large Cap Growth - Advisor Class*	3,267,115
970,362	American Century Equity Income - Institutional Class	5,472,843
310,945	American Century Growth Fund - Institutional Class	5,391,791
351,343	Diamond Hill Long Short Fund - Class A	4,764,214
91,405	Diamond Hill Long Short Fund - Class I	1,244,023
441,359	Hussman Strategic Growth Fund	5,892,146
112,950	iShares S&P 500 Growth Index Fund	5,124,542
291,412	Ivy Asset Strategy Fund - Class I	5,516,420
63,759	Jensen Portfolio - Class I	1,213,332
186,707	John Hancock Sovereign Investors Fund - Class I	2,191,943
52,632	Nuveen Tradewinds International Value Fund - Class I	1,006,842
248,217	Oppenheimer Quest Opportunity Value Fund - Class A	5,671,753
138,274	Oppenheimer Rising Dividends Fund - Class Y	1,608,122
88,807	Parnassus Equity Income Fund	1,682,008
	Total Class 3 Funds
	Cost ($53,333,439)	50,047,094
	Total Investment Companies
	Cost ($116,783,230)	112,823,531

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Aggressive Upgrader Fund

Schedule of Investments at April 30, 2009 (Unaudited)

Shares		Value
	SHORT-TERM INVESTMENT: 0.3%
390,811	AIM STIT - Treasury Portfolio	$390,811
	Total Short-Term Investment
	Cost ($390,811)	390,811
	Total Investments: 100.2%
	Cost ($117,174,041)	113,214,342
	Liabilities in Excess of Other Assets: (0.2%)	(222,834)
	Net Assets: 100.0%	$112,991,508

1	A portion of this security is considered illiquid. As of April 30, 2009, the value of these investments was $30,143 or 0.0% of net assets.
*	Non-income producing.
^
CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs
Class 1 funds and ETFs may have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.  Class 1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^
CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK
Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^
CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs
Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan and may be diversified across many countries.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Conservative Upgrader Fund

Schedule of Investments at April 30, 2009 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.9%
	Class 3 Funds: 60.5%^
146,225	AllianceBernstein Large Cap Growth - Advisor Class*	$2,534,086
506,499	American Century Equity Income - Institutional Class	2,856,656
231,317	Diamond Hill Long Short Fund - Class A	3,136,653
54,020	FMI Common Stock Fund	913,482
252,194	Hussman Strategic Growth Fund	3,366,796
60,600	iShares S&P 500 Growth Index Fund	2,749,422
17,300	iShares Russell 1000 Growth Index Fund	668,472
85,427	Ivy Asset Strategy Fund - Class I	1,617,137
97,648	Ivy Asset Strategy Fund - Class A	1,836,761
54,585	Jensen Portfolio - Class I	1,038,753
39,704	John Hancock U.S. Global Leaders Growth Fund - Class I	829,015
127,395	John Hancock Sovereign Investors Fund - Class I	1,495,622
41,997	Nicholas Fund	1,333,825
40,535	Oppenheimer Quest Opportunity Value Fund - Class A	926,226
172,011	Oppenheimer Rising Dividends Fund - Class Y	2,000,493
96,213	Parnassus Equity Income Fund	1,822,265
61,591	Tweedy, Browne Value Fund	856,121
95,722	Yacktman Fund	1,047,200
	Total Class 3 Funds
	Cost ($34,322,220)	31,028,985

	Class 5 Funds: 39.4%^
62,400	iShares Barclays 1-3 Year Treasury Bond Fund	5,244,096
14,100	iShares Barclays 3-7 Year Treasury Bond Fund	1,593,723
15,300	iShares Barclays 7-10 Year Treasury Bond Fund	1,433,151
27,600	iShares Barclays MBS Bond Fund	2,920,908
10,100	iShares Barclays Short Treasury Bond Fund	1,114,030
25,500	iShares Barclays TIPS Bond Fund	2,561,220
270,130	PIMCO Total Return Fund - Institutional Class	2,760,729
33,500	Vanguard Total Bond Market ETF	2,587,205
	Total Class 5 Funds
	Cost ($20,130,995)	20,215,062
	Total Investment Companies
	Cost ($54,453,215)	51,244,047

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Conservative Upgrader Fund

Schedule of Investments at April 30, 2009 (Unaudited), Continued

Shares		Value
	Short-Term Investment: 0.0%
8,652	AIM STIT - Treasury Portfolio	$8,652
	Total Short-Term Investment
	Cost ($8,652)	8,652
	Total Investments: 99.9%
	Cost ($54,461,867)	51,252,699
	Other Assets in Excess of Liabilities: 0.1%	56,845
	Net Assets: 100.0%	$51,309,544

*	Non-income producing.
^
CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs
Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan and may be diversified across many countries.

^
CLASS 5: FIXED INCOME (BOND) FUNDS AND ETFs
Bond funds and ETFs aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds and ETFs that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity.  Some Class 5 funds and ETFs specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Flexible Income Fund

Schedule of Investments at April 30, 2009 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.2%
	Class 4 Funds: 2.2%^
224,462	Merger Fund	$3,317,550
	Total Class 4 Funds
	Cost ($3,300,000)	3,317,550

	Class 5 Funds: 97.0%^
944,591	Federated U.S. Government Securities Fund: 1-3 Years - Institutional Shares[1]	10,267,709
624,358	FPA New Income Fund	6,874,185
357,100	iShares Barclays 1-3 Year Treasury Bond Fund	30,010,684
118,600	iShares Barclays 3-7 Year Treasury Bond Fund	13,405,358
91,800	iShares Barclays 7-10 Year Treasury Bond Fund	8,598,906
144,500	iShares Barclays MBS Bond Fund	15,292,435
185,700	iShares Barclays Short Treasury Bond Fund	20,482,710
43,700	iShares iBoxx $ Investment Grade Corporate Bond Fund	4,203,940
104,800	iShares Barclays TIPS Bond Fund	10,526,112
162,000	Managers Short Duration Government Fund	1,511,460
1,429,438	PIMCO Total Return Fund - Institutional Class	14,608,861
129,700	Vanguard Total Bond Market ETF	10,016,731
90,701	Weitz Short-Intermediate Income Fund	1,054,853
	Total Class 5 Funds
	Cost ($145,968,429)	146,853,944
	Total Investment Companies
	Cost ($149,268,429)	150,171,494

	Short-Term Investment: 0.6%
946,239	AIM STIT - Treasury Portfolio	946,239
	Total Short-Term Investment
	Cost ($946,239)	946,239
	Total Investments: 99.8%
	Cost ($150,214,668)	151,117,733
	Other Assets in Excess of Liabilities: 0.2%	345,532
	Net Assets: 100.0%	$151,463,265

1	A portion of this security is considered illiquid. As of April 30, 2009, the value of these investments was $3,968,544 or 2.6% of net assets.
^
CLASS 4: TOTAL RETURN (BALANCED) FUNDS AND ETFs
Class 4 funds and ETFs tend to be more defensive and usually have lower volatility than the domestic stock market. These funds and ETFs may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

^
CLASS 5: FIXED INCOME (BOND) FUNDS AND ETFs
Bond funds and ETFs aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds and ETFs that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity.  Some Class 5 funds and ETFs specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Stock Upgrader Fund

Schedule of Investments at April 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS: 98.8%
	Air Freight & Logistics: 1.1%
900	C.H. Robinson Worldwide, Inc.	$47,844

	Biotechnology: 3.8%
850	Amgen, Inc.*	41,200
800	Biogen Idec, Inc.*	38,672
600	Cephalon, Inc.*	39,366
900	Gilead Sciences, Inc.*	41,220
		160,458
	Capital Markets: 1.9%
1,800	Morgan Stanley	42,552
700	Northern Trust Corp.	38,052
		80,604
	Commercial Banks: 2.0%
7,604	First Horizon National Corp.	87,522

	Commercial Services & Supplies: 2.4%
1,050	Apollo Group, Inc.*	66,097
800	Stericycle, Inc.*	37,664
		103,761
	Communications Equipment: 4.3%
3,100	Corning, Inc.	45,322
1,000	Qualcomm, Inc.	42,320
17,800	Tellabs, Inc.*	93,272
		180,914
	Computers & Peripherals: 3.4%
400	International Business Machines Corp.	41,284
11,100	Sun Microsystems, Inc.*	101,676
		142,960
	Containers & Packaging: 1.7%
1,900	Ball Corp.	71,668

	Diversified Telecommunications Services: 3.2%
1,100	Embarq Corp.	40,216
11,900	Qwest Communications International, Inc.	46,291
11,400	Sprint Corp.*	49,704
		136,211
	Electric Utilities: 5.5%
2,100	Consolidated Edison, Inc.	77,973
2,000	PG&E Corp.	74,240
1,000	Wisconsin Energy Corp.	39,960
2,200	Xcel Energy, Inc.	40,568
		232,741

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Stock Upgrader Fund

Schedule of Investments at April 30, 2009 (Unaudited), Continued

Shares		Value
	COMMON STOCKS: 98.8%, Continued
	Food & Staples Retailing: 3.2%
757	Wal-Mart Stores, Inc.	$38,153
4,800	Whole Foods Market, Inc.	99,504
		137,657
	Food Products: 1.9%
1,500	Archer-Daniels-Midland Co.	36,930
1,150	Hershey Foods Corp.	41,561
		78,491
	Gas Utilities: 0.9%
1,250	Nicor, Inc.	40,175

	Health Care Equipment & Supplies: 0.8%
500	C.R. Bard, Inc.	35,815

	Health Care Providers & Services: 2.1%
1,000	Medco Health Solutions, Inc.*	43,550
900	Quest Diagnostics	46,197
		89,747
	Hotels, Restaurants & Leisure: 3.1%
2,400	Darden Restaurants, Inc.	88,728
763	McDonald's Corp.	40,660
		129,388
	Household Durables: 1.3%
4,200	D.R. Horton, Inc.	54,810

	Household Products: 1.0%
750	Clorox Co.	42,037

	Internet & Catalog Retail: 2.1%
1,100	Amazon.Com, Inc.*	88,572

	Internet Software & Services: 2.2%
4,200	Akami Technologies, Inc.*	92,484

	IT Services: 3.7%
800	Affiliated Computer Services, Inc.*	38,704
1,100	Computer Sciences Corp.*	40,656
2,400	Fidelity National Information Services, Inc.	39,270
200	Mastercard, Inc.	36,690
		155,320
	Life Sciences Tools & Services: 1.1%
1,300	Life Technologies Corp. Com*	48,490

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Stock Upgrader Fund

Schedule of Investments at April 30, 2009 (Unaudited), Continued

Shares		Value
	COMMON STOCKS: 98.8%, Continued
	Metals & Mining: 1.7%
1,800	Newmont Mining Corp.	$72,432

	Multiline Retail: 6.5%
3,900	Big Lots, Inc.*	107,796
2,400	Family Dollar Stores, Inc.	79,656
1,900	Kohl's Corp.*	86,165
		273,617
	Multi-Utilities & Unregulated Power: 1.0%
3,400	CMS Energy Corp.	40,868

	Oil, Gas & Consumable Fuels: 1.2%
1,400	Southwestern Energy Co.*	50,204

	Pharmaceuticals: 11.9%
800	Abbott Laboratories	33,480
1,700	Allergan, Inc.	79,322
3,700	Bristol-Meyers Squibb Co.	71,040
6,000	Mylan Laboratories	79,500
3,450	Schering Plough Corporation	79,419
2,600	Watson Pharmaceuticals, Inc.*	80,444
1,850	Wyeth	78,440
		501,645
	Semiconductor & Semiconductor Equipment: 6.6%
4,100	Broadcom Corp. - Class A*	95,079
20,000	Micron Technology, Inc.*	97,600
4,900	Novellus Systems, Inc.*	88,494
		281,173
	Software: 7.0%
2,500	BMC Software, Inc.*	86,675
3,000	Intuit, Inc.*	69,390
2,450	McAfee, Inc.*	91,973
2,700	Symantec Corp.*	46,575
		294,613
	Specialty Retail: 8.5%
5,900	Autonation, Inc.*	104,489
500	Autozone, Inc.*	83,195
2,100	Best Buy Co., Inc.	80,598
2,300	O'Reiley Automotive, Inc.*	89,355
		357,637
	Thrifts & Mortgage Finance: 1.7%
4,550	Peoples United Financial, Inc.	71,071
	Total Common Stocks
	(Cost $3,854,929)	4,180,929

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Stock Upgrader Fund

Schedule of Investments at April 30, 2009 (Unaudited), Continued

Shares		Value
	Short-Term Investment: 1.0%
42,415	AIM STIT - Treasury Portfolio	$42,415
	Total Short-Term Investment
	(Cost $42,415)	42,415
	Total Investments: 99.8%
	(Cost $3,897,344)	4,223,344
	Other Assets in Excess of Liabilities: 0.2%	7,778
	Net Assets: 100.0%	$4,231,122

* Non-income producing security.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX ETF Aggressive Upgrader Fund

Schedule of Investments at April 30, 2009 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.9%
	Class 1 & 2 Funds: 99.9%^
39,950	iShares Dow Jones S&P Global Healthcare Fund	$1,590,010
19,406	iShares Dow Jones U.S. Healthcare Fund	957,686
49,000	iShares Dow Jones U.S. Technology Fund	2,036,930
117,300	iShares Dow Jones U.S. Telecommunications Fund	2,019,906
36,550	iShares FTSE/Xinhua China 25 Index Fund	1,168,869
1,600	iShares MSCI Emerging Markets Index Fund	45,840
27,550	iShares MSCI South Africa Index Fund	1,117,153
34,800	iShares MSCI South Korea Index Fund	1,190,856
135,400	iShares MSCI Taiwan Index Fund	1,383,788
20,001	iShares Nasdaq Biotech Fund	1,309,865
65,600	PowerShares Builders Emerging Markets 50 ADR Index Fund	2,037,536
67,850	PowerShares Dynamic Pharmaceuticals ETF	947,865
98,700	PowerShares QQQ Trust Fund - Series 1	3,383,436
98,100	Semiconductors HOLDRs	2,008,107
90,254	SPDR Consumer Staples Select Sector Fund	1,985,588
39,650	SPDR Healthcare Select Sector Fund	958,737
120,650	SPDR Technology Select Sector Fund	2,081,213
22,900	SPDR Gold Trust*	1,998,483
28,593	SPDR S&P Biotech ETF	1,294,405
36,856	Vanguard Consumer Staples ETF	2,004,966
46,629	Vanguard Healthcare ETF	1,972,873
	Total Class 1 & 2 Funds
	(Cost $33,033,071)	33,494,112
	Total Investment Companies
	(Cost $33,033,071)	33,494,112

	Short-Term Investment: 0.1%
43,892	AIM STIT - Treasury Portfolio	43,892
	Total Short-Term Investment
	(Cost $43,892)	43,892
	Total Investments: 100.0%
	(Cost $33,076,963)	33,538,004
	Other Assets in Excess of Liabilities: (0.0)%	896
	Net Assets: 100.0%	$33,538,900

*	Non-income producing security.
^
CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs-Class 1 funds and ETFs may have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.  Class 1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^
CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK-Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX ETF Upgrader Fund

Schedule of Investments at April 30, 2009 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.7%
	Class 1 & 2 Funds: 30.0%^
2,769	iShares Dow Jones S&P Global Healthcare Fund	$110,206
1,406	iShares Dow Jones U.S. Healthcare Fund	69,386
3,450	iShares Dow Jones U.S. Technology Fund	143,417
8,150	iShares Dow Jones U.S. Telecommunications Fund	140,343
2,400	iShares FTSE/Xinhua China 25 Index Fund	76,752
2,000	iShares MSCI South Africa Index Fund	81,100
2,250	iShares MSCI South Korea Index Fund	76,995
7,650	iShares MSCI Taiwan Index Fund	78,183
1,431	iShares Nasdaq Biotech Fund	93,716
4,600	PowerShares Builders Emerging Markets 50 ADR Index Fund	142,876
4,730	PowerShares Dynamic Pharmaceuticals ETF	66,078
7,293	PowerShares QQQ Trust Fund - Series 1	250,004
7,000	Semiconductors HOLDRs	143,290
6,328	SPDR Consumer Staples Select Sector Fund	139,216
2,854	SPDR Healthcare Select Sector Fund	69,010
8,050	SPDR Technology Select Sector Fund	138,863
1,576	SPDR Gold Trust*	137,538
1,946	SPDR S&P Biotech ETF	88,095
2,491	Vanguard Consumer Staples ETF	135,510
3,166	Vanguard Healthcare ETF	133,953
	Total Class 1 & 2 Funds
	(Cost $2,173,433)	2,314,531

	Class 3 Funds: 69.7%^
29,887	iShares Russell 1000 Growth Index Fund	1,154,834
36,794	iShares Russell 3000 Growth Index Fund	1,157,171
25,450	iShares S&P 500 Growth Index Fund	1,154,667
19,800	SPDR Dow Jones Large Cap Growth Fund	751,608
28,141	Vanguard Growth ETF	1,156,032
	Total Class 3 Funds
	(Cost $4,844,674)	5,374,312
	Total Investment Companies
	(Cost $7,018,107)	7,688,843

	Short-Term Investment: 0.0%
89	AIM STIT - Treasury Portfolio	89
	Total Short-Term Investment
	(Cost $89)	89
	Total Investments: 99.7%
	(Cost $7,018,196)	7,688,932
	Other Assets in Excess of Liabilities: 0.3%	25,808
	Net Assets: 100.0%	$7,714,740

* Non-income producing security.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX ETF Upgrader Fund

Schedule of Investments at April 30, 2009 (Unaudited), Continued

^
CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs
Class 1 funds and ETFs may have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.  Class 1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^
CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK
Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^
CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs
Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan and may be diversified across many countries.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Tactical Upgrader Fund

Schedule of Investments at April 30, 2009 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 96.6%
	Class 1 & 2 Funds: 23.2%^
65,000	iShares Dow Jones U.S. Technology Fund	$2,702,050
100,000	iShares MSCI Emerging Markets Index Fund	2,865,000
64,000	PowerShares Builders Emerging Markets 50 ADR Index Fund	1,987,840
290,600	PowerShares QQQ Trust Fund - Series 1	9,961,768
34,600	SPDR Gold Trust*	3,019,542
155,000	SPDR Technology Select Sector Fund	2,673,750
	Total Class 1 & 2 Funds
	(Cost $20,926,501)	23,209,950

	Class 3 Funds: 43.4%^
139,276	AllianceBernstein Large Cap Growth - Advisor Class*	2,413,649
474,115	American Century Equity Income - Institutional Class	2,674,006
152,403	Diamond Hill Long Short Fund - Class A	2,066,578
138,088	FMI Common Stock Fund	2,335,061
233,459	FMI Large Cap Fund	2,647,421
226,798	Hussman Strategic Growth Fund	3,027,755
130,500	iShares Russell 1000 Growth Index Fund	5,042,520
161,000	iShares Russell 3000 Growth Index Fund	5,063,450
112,300	iShares S&P 500 Growth Index Fund	5,095,051
79,434	Ivy Asset Strategy Fund - Class I	1,503,689
134,674	Jensen Portfolio - Class I	2,562,840
107,582	Nuveen Tradewinds International Value Fund - Class I	2,058,043
119,710	Oppenheimer Quest Opportunity Value Fund - Class A	2,735,367
131,348	Parnassus Equity Income Fund	2,487,722
156,148	Yacktman Fund	1,708,258
	Total Class 3 Funds
	(Cost $44,912,229)	43,421,410

	Inverse Funds & ETFs: 30.0%^
79,000	PowerShares Short Russell 2000 Fund	4,803,990
359,000	PowerShares Short S&P 500 Fund	25,241,290
	Total Inverse Funds & ETFs
	(Cost $30,972,400)	30,045,280
	Total Investment Companies
	(Cost $96,811,130)	96,676,640

	Short-Term Investment: 6.6%
6,618,455	AIM STIT - Treasury Portfolio	6,618,455
	Total Short-Term Investment
	(Cost $6,618,455)	6,618,455
	Total Investments: 103.2%
	(Cost $103,429,585)	103,295,095
	Liabilities in Excess of Other Assets: (3.2)%	(3,258,587)
	Net Assets: 100.0%	$100,036,508

* Non-income producing.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Tactical Upgrader Fund

Schedule of Investments at April 30, 2009 (Unaudited), Continued

^
CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs
Class 1 funds and ETFs may have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.  Class 1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^
CLASS 2: AGGRESSIVE STOCK FUNDS WITH ABOVE-AVERAGE RISK
Class 2 funds typically experience higher volatility than the overall U.S. equity market. This class includes funds that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^
CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS
Primarily, Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

^	INVERSE FUNDS & ETFs Inverse Funds attempt to provide returns that correlate to the inverse (opposite) of the daily price performance of the underlying index.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Statements of Assets and Liabilities at April 30, 2009 (Unaudited)

	FundX	FundX Aggressive	FundX Conservative	FundX Flexible
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Income Fund
ASSETS
Investments in securities, at value (identified cost $361,991,460, $117,174,041, $54,461,867 and $150,214,668, respectively) (Note 2)	$343,235,156	$113,214,342	$51,252,699	$151,117,733
Cash	—	—	12,159	67,426
Receivables:
Investment securities sold	115,755	99,257	105,961	—
Fund shares sold	176,285	94,809	26,157	525,696
Dividends and interest	3,000	91	1,203	3,019
Other receivables	22,974	—	35	—
Prepaid expenses	27,984	27,909	21,523	34,959
Total assets	343,581,154	113,436,408	51,419,737	151,748,833

LIABILITIES
Payables:
Investment securities purchased	—	252,568	—	—
Fund shares redeemed	251,385	25,505	31,027	141,424
Investment advisory fees, net	275,334	92,056	42,057	77,197
Adminstration fees	36,614	10,658	5,251	20,952
Custody fees	16,835	1,791	1,850	1,496
Fund accounting fees	20,749	3,462	1,969	3,141
Transfer agent fees	90,628	37,568	13,418	9,320
Chief Compliance Officer fees	393	275	267	405
Other accrued expenses	51,924	21,017	14,354	31,633
Total liabilities	743,862	444,900	110,193	285,568

NET ASSETS	$342,837,292	$112,991,508	$51,309,544	$151,463,265

Net assets applicable to shares outstanding	342,837,292	112,991,508	51,309,544	151,463,265
Shares outstanding; unlimited number
of shares authorized without par value	14,795,397	4,264,809	2,068,735	5,432,031
Net asset value, offering and redemption price per share	$23.17	$26.49	$24.80	$27.88

COMPONENTS OF NET ASSETS
Paid-in capital	589,941,665	197,865,825	68,561,421	156,836,746
Undistributed net investment income	2,741,286	849,194	65,126	639,380
Accumulated net realized loss on investments	(231,089,355)	(81,763,812)	(14,107,835)	(6,915,926)
Net unrealized appreciation (depreciation) on investments	(18,756,304)	(3,959,699)	(3,209,168)	903,065
Net assets	$342,837,292	$112,991,508	$51,309,544	$151,463,265

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Statements of Assets and Liabilities at April 30, 2009 (Unaudited), Continued

	FundX Stock	FundX ETF Aggressive	FundX ETF	FundX Tactical
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Upgrader Fund
ASSETS
Investments in securities, at value (identified cost $3,897,344,
$33,076,963, $7,018,196 and $103,429,585, respectively) (Note 2)	$4,223,344	$33,538,004	$7,688,932	$103,295,095
Receivables:
Investment securities sold	—	53,312	31,804	6,102,521
Fund shares sold	—	34,147	22,505	579,165
Dividends and interest	3,764	1,968	138	1,560
Due from advisor, net	3,760	—	197	—
Other receivables	—	—	—	8,612
Prepaid expenses	17,270	27,880	16,671	21,394
Total assets	4,248,138	33,655,311	7,760,247	110,008,347

LIABILITIES
Payables:
Investment securities purchased	—	26,630	—	9,817,810
Fund shares redeemed	5,755	27,186	12,040	25,112
Due to custodian	—	—	11,000	—
Investment advisory fees, net	—	26,564	—	79,724
Adminstration fees	2,493	4,044	2,533	10,025
Custody fees	496	2,390	1,570	3,881
Fund accounting fees	647	3,452	528	4,235
Transfer agent fees	2,960	12,713	3,610	7,535
Chief Compliance Officer fees	184	264	269	282
Other accrued expenses	4,481	13,168	13,957	23,235
Total liabilities	17,016	116,411	45,507	9,971,839

NET ASSETS	$4,231,122	$33,538,900	$7,714,740	$100,036,508

Net assets applicable to shares outstanding	4,231,122	33,538,900	7,714,740	100,036,508
Shares outstanding; unlimited number
of shares authorized without par value	293,363	1,936,830	521,922	5,961,361
Net asset value, offering and redemption price per share	$14.42	$17.32	$14.78	$16.78

COMPONENTS OF NET ASSETS
Paid-in capital	7,520,231	66,021,883	15,673,594	141,395,842
Undistributed (accumulated) net investment income (loss)	16,916	199,231	12,018	(10,717)
Accumulated net realized loss on investments	(3,632,025)	(33,143,255)	(8,641,608)	(41,214,127)
Net unrealized appreciation (depreciation) on investments	326,000	461,041	670,736	(134,490)
Net assets	$4,231,122	$33,538,900	$7,714,740	$100,036,508

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Statements of Operations For the Six Months Ended April 30, 2009 (Unaudited)

	FundX	FundX Aggressive	FundX Conservative	FundX Flexible
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Income Fund
INVESTMENT INCOME
Dividends	$5,057,784	$1,696,489	$1,125,974	$2,884,013
Interest	1,455	1,173	304	6,111
Total investment income	5,059,239	1,697,662	1,126,278	2,890,124

EXPENSES (NOTE 3)
Investment advisory fees	1,871,239	645,650	273,011	512,318
Transfer agent fees	247,030	95,798	35,645	70,890
Administration fees	106,288	36,675	15,512	41,569
Fund accounting fees	51,281	19,384	7,060	15,666
Reports to shareholders	47,044	22,789	10,520	10,465
Custody fees	32,181	11,731	5,241	6,993
Registration fees	17,092	10,181	9,185	9,788
Miscellaneous expenses	14,465	6,115	2,492	2,251
Audit fees	11,298	11,190	9,391	9,669
Trustee fees	9,326	4,944	3,253	4,066
Interest expense (Note 6)	7,797	2,635	1,400	115
Legal fees	2,544	2,153	2,969	2,730
Insurance expense	2,098	1,268	787	1,079
Chief Compliance Officer fees	2,013	1,904	1,891	2,033
Total expenses	2,421,696	872,417	378,357	689,632
Plus: prior year fees waived subject to recoupment	—	—	—	34,982
Less: fees waived	—	—	—	—
Less: expenses paid indirectly (Note 3)	(125,789)	(25,747)	(14,515)	(19,724)
Net expenses	2,295,907	846,670	363,842	704,890
Net investment income	2,763,332	850,992	762,436	2,185,234

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(169,151,165)	(55,269,808)	(11,060,566)	(3,741,992)
Capital gain distributions from regulated investment companies	2,512,741	490,148	669,178	1,114,602
Change in net unrealized appreciation (depreciation) on investments	111,120,427	36,734,727	6,526,446	3,225,447
Net realized and unrealized gain (loss) on investments	(55,517,997)	(18,044,933)	(3,864,942)	598,057
Net increase (decrease) in net assets
resulting from operations	$(52,754,665)	$(17,193,941)	$(3,102,506)	$2,783,291

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Statements of Operations For the Six Months Ended April 30, 2009 (Unaudited), Continued

	FundX Stock	FundX ETF Aggressive	FundX ETF	FundX Tactical
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Upgrader Fund
INVESTMENT INCOME
Dividends	$52,298	$475,537	$157,958	$871,544
Interest	10	425	393	8,797
Total investment income	52,308	475,962	158,351	880,341

EXPENSES (NOTE 3)
Investment advisory fees	23,597	184,487	51,712	381,151
Audit fees	9,534	9,391	9,391	9,548
Transfer agent fees	9,421	29,706	12,756	32,038
Administration fees	7,438	10,475	7,438	21,659
Reports to shareholders	6,302	10,590	6,354	10,767
Registration fees	4,068	11,194	6,935	3,982
Custody fees	3,908	5,680	7,444	8,637
Trustee fees	2,637	3,303	2,680	4,115
Fund accounting fees	1,896	6,723	1,828	9,025
Chief Compliance Officer fees	1,805	1,893	1,905	1,908
Legal fees	1,162	2,885	1,889	2,635
Miscellaneous expenses	1,146	1,392	1,203	4,509
Insurance expense	622	991	733	951
Interest expense (Note 6)	17	1,638	1,439	1,660
Total expenses	73,553	280,348	113,707	492,585
Plus: prior year fees waived subject to recoupment	—	—	—	—
Less: fees waived	(38,161)	(3,617)	(36,140)	(8,600)
Less: expenses paid indirectly (Note 3)	—	—	—	—
Net expenses	35,392	276,731	77,567	483,985
Net investment income	16,916	199,231	80,784	396,356

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(2,758,227)	(15,607,947)	(5,384,783)	(22,062,850)
Capital gain distributions from regulated investment companies	—	—	—	228,929
Change in net unrealized appreciation (depreciation) on investments	1,537,369	10,684,460	3,243,698	19,768,572
Net realized and unrealized gain (loss) on investments	(1,220,858)	(4,923,487)	(2,141,085)	(2,065,349)
Net decrease in net assets
resulting from operations	$(1,203,942)	$(4,724,256)	$(2,060,301)	$(1,668,993)

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Fund

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2009	Year Ended
	(Unaudited)	October 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$2,763,332	$14,248,027
Net realized loss on investments	(169,151,165)	(92,784,754)
Net increase from payments by affiliates on the disposal of investments in violation of restrictions (Note 3)	—	102,875
Capital gain distributions from regulated investment companies	2,512,741	28,284,244
Change in net unrealized appreciation (depreciation) on investments	111,120,427	(339,924,731)
Net decrease in net assets resulting from operations	(52,754,665)	(390,074,339)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(22,046)	(14,248,027)
From net realized gain	—	(69,277,128)
Distribution in excess	—	(2,370,534)
Total distributions to shareholders	(22,046)	(85,895,689)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a) (b)	(75,968,659)	6,250,202
Total decrease in net assets	(128,745,370)	(469,719,826)

NET ASSETS
Beginning of period/year	471,582,662	941,302,488
End of period/year	$342,837,292	$471,582,662
Undistributed net investment income	$2,741,286	$—

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2009		Year Ended
	(Unaudited)		October 31, 2008
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	2,017,714	$45,960,017	7,897,695	$303,813,415
Shares issued in reinvestment of distributions	864	21,373	1,998,630	83,542,723
Shares redeemed (b)	(5,559,170)	(121,950,049)	(10,518,039)	(381,105,936)
Net increase (decrease)	(3,540,592)	$(75,968,659)	(621,714)	$6,250,202

(b)	Net of redemption fees of $36,067 and $97,353, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Aggressive Upgrader Fund

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2009	Year Ended
	(Unaudited)	October 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$850,992	$4,807,675
Net realized loss on investments	(55,269,808)	(35,401,973)
Net increase from payments by affiliates on the disposal of investments in violation of restrictions (Note 3)	—	25,308
Capital gain distributions from regulated investment companies	490,148	8,429,476
Change in net unrealized appreciation (depreciation) on investments	36,734,727	(121,602,477)
Net decrease in net assets resulting from operations	(17,193,941)	(143,741,991)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,798)	(4,807,675)
From net realized gain	—	(24,325,561)
Distribution in excess	—	(1,213,377)
Total distributions to shareholders	(1,798)	(30,346,613)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)(b)	(27,010,963)	1,181,425
Total decrease in net assets	(44,206,702)	(172,907,179)

NET ASSETS
Beginning of period/year	157,198,210	330,105,389
End of period/year	$112,991,508	$157,198,210
Undistributed net investment income	$849,194	$—

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2009		Year Ended
	(Unaudited)		October 31, 2008
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	793,492	$21,137,270	2,943,545	$133,606,110
Shares issued in reinvestment of distributions	63	1,777	614,752	30,006,041
Shares redeemed (b)	(1,905,401)	(48,150,010)	(3,823,522)	(162,430,726)
Net increase (decrease)	(1,111,846)	$(27,010,963)	(265,225)	$1,181,425

(b)	Net of redemption fees of $17,346 and $49,813, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Conservative Upgrader Fund

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2009	Year Ended
	(Unaudited)	October 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$762,436	$1,848,590
Net realized loss on investments	(11,060,566)	(7,239,261)
Net increase from payments by affiliates on the disposal of investments in violation of restrictions (Note 3)	—	21,817
Capital gain distributions from regulated investment companies	669,178	3,505,802
Change in net unrealized appreciation (depreciation) on investments	6,526,446	(24,246,618)
Net decrease in net assets resulting from operations	(3,102,506)	(26,109,670)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(868,051)	(1,987,645)
From net realized gains	—	(7,341,205)
Total distributions to shareholders	(868,051)	(9,328,850)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares (a)(b)	(6,185,754)	(7,734,587)
Total decrease in net assets	(10,156,311)	(43,173,107)

NET ASSETS
Beginning of period/year	61,465,855	104,638,962
End of period/year	$51,309,544	$61,465,855
Undistributed net investment income	$65,126	$170,741

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2009		Year Ended
	(Unaudited)		October 31, 2008
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	378,338	$9,306,915	896,123	$29,279,776
Shares issued in reinvestment of distributions	32,461	826,771	258,599	8,957,870
Shares redeemed (b)	(684,871)	(16,319,440)	(1,421,852)	(45,972,233)
Net decrease	(274,072)	$(6,185,754)	(267,130)	$(7,734,587)

(b)	Net of redemption fees of $3,127 and $27,722, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Flexible Income Fund

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2009	Year Ended
	(Unaudited)	October 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$2,185,234	$5,792,986
Net realized loss on investments	(3,741,992)	(4,580,541)
Capital gain distributions from regulated investment companies	1,114,602	1,326,928
Change in net unrealized appreciation (depreciation) on investments	3,225,447	(8,100,376)
Net increase (decrease) in net assets resulting from operations	2,783,291	(5,561,003)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(5,628,578)	(5,533,696)
Total distributions to shareholders	(5,628,578)	(5,533,696)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)(b)	7,698,967	24,488,753
Total increase in net assets	4,853,680	13,394,054

NET ASSETS
Beginning of period/year	146,609,585	133,215,531
End of period/year	$151,463,265	$146,609,585
Undistributed net investment income	$639,380	$4,082,724

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2009		Year Ended
	(Unaudited)		October 31, 2008
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	2,491,198	$70,216,233	2,831,705	$84,456,631
Shares issued in reinvestment of distributions	198,108	5,535,132	184,656	5,463,956
Shares redeemed (b)	(2,368,506)	(68,052,398)	(2,212,285)	(65,431,834)
Net increase	320,800	$7,698,967	804,076	$24,488,753

(b)	Net of redemption fees of $11,363 and $12,951, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Stock Upgrader Fund

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2009	Year Ended
	(Unaudited)	October 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$16,916	$(52,396)
Net realized loss on investments	(2,758,227)	(865,376)
Change in net unrealized appreciation (depreciation) on investments	1,537,369	(3,413,457)
Net decrease in net assets resulting from operations	(1,203,942)	(4,331,229)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain	—	(1,230,850)
Total distributions to shareholders	—	(1,230,850)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares (a)(b)	(721,568)	(2,082,471)
Total decrease in net assets	(1,925,510)	(7,644,550)

NET ASSETS
Beginning of period/year	6,156,632	13,801,182
End of period/year	$4,231,122	$6,156,632
Undistributed net investment income	$16,916	$—

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2009		Year Ended
	(Unaudited)		October 31, 2008
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	22,857	$361,204	158,647	$4,136,644
Shares issued in reinvestment of distributions	—	—	41,387	1,163,382
Shares redeemed (b)	(76,007)	(1,082,772)	(284,955)	(7,382,497)
Net decrease	(53,150)	$(721,568)	(84,921)	$(2,082,471)

(b)	Net of redemption fees of $805 and $1,957, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX ETF Aggressive Upgrader Fund

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2009	Year Ended
	(Unaudited)	October 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$199,231	$571,465
Net realized loss on investments	(15,607,947)	(17,286,571)
Capital gain distributions from regulated investment companies	—	14,118
Change in net unrealized appreciation (depreciation) on investments	10,684,460	(18,378,142)
Net decrease in net assets resulting from operations	(4,724,256)	(35,079,130)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(571,465)
From net realized gain	—	(169,209)
Distribution in excess	—	(303,378)
Total distributions to shareholders	—	(1,044,052)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)(b)	(5,265,232)	28,325,231
Total decrease in net assets	(9,989,488)	(7,797,951)

NET ASSETS
Beginning of period/year	43,528,388	51,326,339
End of period/year	$33,538,900	$43,528,388
Undistributed net investment income	$199,231	$—

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2009		Year Ended
	(Unaudited)		October 31, 2008
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	652,440	$11,426,341	3,479,288	$98,185,886
Shares issued in reinvestment of distributions	—	—	33,499	1,013,021
Shares redeemed (b)	(999,718)	(16,691,573)	(2,756,588)	(70,873,676)
Net increase (decrease)	(347,278)	$(5,265,232)	756,199	$28,325,231

(b)	Net of redemption fees of $5,464 and $5,236, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX ETF Upgrader Fund

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2009	Year Ended
	(Unaudited)	October 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$80,784	$245,203
Net realized loss on investments	(5,384,783)	(3,219,811)
Net increase from payments by affiliates on the disposal of investments in violation of restrictions (Note 3)	—	15,169
Capital gain distributions from regulated investment companies	—	9,614
Change in net unrealized appreciation (depreciation) on investments	3,243,698	(4,952,023)
Net decrease in net assets resulting from operations	(2,060,301)	(7,901,848)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(68,766)	(245,203)
From net realized gain	—	(100,316)
Distribution in excess	—	(27,232)
Total distributions to shareholders	(68,766)	(372,751)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)(b)	(3,211,720)	816,117
Total decrease in net assets	(5,340,787)	(7,458,482)

NET ASSETS
Beginning of period/year	13,055,527	20,514,009
End of period/year	$7,714,740	$13,055,527
Undistributed net investment income	$12,018	$—

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2009		Year Ended
	(Unaudited)		October 31, 2008
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	523,013	$8,083,337	945,405	$22,219,949
Shares issued in reinvestment of distributions	4,198	67,923	13,498	366,055
Shares redeemed (b)	(775,275)	(11,362,980)	(880,436)	(21,769,887)
Net increase (decrease)	(248,064)	$(3,211,720)	78,467	$816,117

(b)	Net of redemption fees of $0 and $4,928, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Tactical Upgrader Fund

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2009	Year Ended
	(Unaudited)	October 31, 2008*
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$396,356	$3,867
Net realized loss on investments	(22,062,850)	(19,496,373)
Capital gain distributions from regulated investment companies	228,929	116,167
Change in net unrealized appreciation (depreciation) on investments	19,768,572	(19,903,062)
Net decrease in net assets resulting from operations	(1,668,993)	(39,279,401)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(410,940)	—
Total distributions to shareholders	(410,940)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)(b)	21,487,331	119,908,511
Total increase in net assets	19,407,398	80,629,110

NET ASSETS
Beginning of period	80,629,110	—
End of period	$100,036,508	$80,629,110
Undistributed (accumulated) net investment income (loss)	$(10,717)	$3,867

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2009		Year Ended
	(Unaudited)		October 31, 2008*
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	3,319,883	$52,181,496	6,459,950	$158,859,592
Shares issued in reinvestment of dividends	24,365	409,824	—	—
Shares redeemed (b)	(1,986,264)	(31,103,989)	(1,856,573)	(38,951,081)
Net increase	1,357,984	$21,487,331	4,603,377	$119,908,511

*	Fund commenced operations February 29, 2008.
(b)	Net of redemption fees of $7,122 and $5,220, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Fund

Financial Highlights For a capital share outstanding throughout each period/year

	Six Months Ended
	April 30, 2009		Years Ended October 31,
	(Unaudited)		2008		2007	2006	2005	2004
Net asset value, beginning of period/year	$25.72		$49.65		$40.54	$35.62	$31.44	$28.51

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.19		0.74		0.42	(0.03)	0.30	(0.19)
Net realized and unrealized gain (loss) on investments	(2.74)		(20.21	)(2)	11.70	7.17	4.58	3.12
Total from investment operations	(2.55)		(19.47)		12.12	7.14	4.88	2.93

LESS DISTRIBUTIONS:
From net investment income	0.00	(3)	(0.74)		(0.42)	(0.01)	(0.29)	—
From net realized gain	—		(3.60)		(2.59)	(2.22)	(0.42)	—
Distribution in excess	—		(0.12)		—	—	—	—
Total distributions	—		(4.46)		(3.01)	(2.23)	(0.71)	—
Paid-in capital from redemption fees (Note 2)	0.00	(3)	0.00	(3)	0.00 (3)	0.01	0.01	—
Net asset value, end of period/year	$23.17		$25.72		$49.65	$40.54	$35.62	$31.44
Total return	(9.91	)%^	(42.67)%		31.55%	20.70%	15.74%	10.28%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$342.8		$471.5		$941.3	$656.0	$338.7	$228.7

RATIO OF EXPENSES TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	1.30	%+	1.16%		1.15%	1.23%	1.27%	1.31%
After expenses absorbed(5)	1.23	%+	1.11%		1.11%	1.19%	1.27%	1.31%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	1.41	%+	1.78%		0.85%	(0.14%)	0.84%	(0.73%)
After expenses absorbed(6)	1.48	%+	1.83%		0.89%	(0.10%)	0.84%	(0.73%)
Portfolio turnover rate	80	%^	167%		84%	112%	129%	139%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Includes advisor reimbursement by affiliates from net realized loss on investments on the disposal of investments in violation of restrictions.  This reimbursement comprises $0.006 of the Fund's NAV as of October 31, 2008 and 0.02% of its total return for the fiscal year ended October 31, 2008.

(3)	Amount is less than $0.01.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)
Excluding expenses paid indirectly, the ratio of  expenses to average net assets would have been 1.30%, 1.16%, 1.15% and 1.23% for the six months/years ended April 30, 2009, October 31, 2008, October 31, 2007 and October 31, 2006, respectively. (Note 3)

(6)
Excluding expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 1.41%, 1.78%, 0.85% and (0.14)% for the six months/years ended April 30, 2009, October 31, 2008, October 31, 2007 and October 31, 2006, respectively. (Note 3)

^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Aggressive Upgrader Fund

Financial Highlights For a capital share outstanding throughout each period/year

	Six Months Ended
	April 30, 2009		Years Ended October 31,
	(Unaudited)		2008	2007	2006	2005	2004
Net asset value, beginning of period/year	$29.24		$58.51	$44.20	$38.09	$32.60	$30.81

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.20		0.84	0.37	(0.04)	0.18	(0.21)
Net realized and unrealized gain (loss) on investments	(2.95)		(24.84)	15.86	7.67	6.05	2.01
Total from investment operations	(2.75)		(24.00)	16.23	7.63	6.23	1.80

LESS DISTRIBUTIONS:
From net investment income	0.00	(2)	(0.84)	(0.36)	—	(0.31)	(0.01)
From net realized gain	—		(4.23)	(1.58)	(1.58)	(0.45)	—
Distributions in excess	—		(0.21)	—	—	—	—
Total distributions	—		(5.28)	(1.94)	(1.58)	(0.76)	(0.01)
Paid-in capital from redemption fees (Note 2)	0.00	(2)	0.01	0.02	0.06	0.02	—
Net asset value, end of period/year	$26.49		$29.24	$58.51	$44.20	$38.09	$32.60
Total return	(9.40	)%^	(44.63)%	37.99%	20.52%	19.41%	5.85%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$113.0		$157.2	$330.1	$234.8	$70.4	$40.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	1.35	%+	1.23%	1.24%	1.28%	1.42%	1.51%
After fees waived or recouped(4)	1.31	%+	1.20%	1.20%	1.27%	1.50%	1.50%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	1.28	%+	1.76%	0.70%	(0.14%)	0.42%	(0.77%)
After fees waived or recouped(5)	1.32	%+	1.79%	0.74%	(0.13%)	0.34%	(0.76%)
Portfolio turnover rate	80	%^	181%	95%	119%	116%	187%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)
Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 1.35%, 1.23%, 1.24% and 1.31% for the six months/years ended April 30, 2009, October 31, 2008, October 31, 2007 and October 31, 2006, respectively. (Note 3)

(5)
Excluding expenses paid indirectly, the ratio of net investment loss to average net assets would have been 1.28%, 1.76%, 0.70% and (0.18)% for the six months/years ended April 30, 2009, October 31, 2008, October 31, 2007 and October 31, 2006, respectively. (Note 3)

^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Conservative Upgrader Fund

Financial Highlights For a capital share outstanding throughout each period/year

	Six Months Ended
	April 30, 2009		Years Ended October 31,
	(Unaudited)		2008		2007	2006	2005	2004
Net asset value, beginning of period/year	$26.24		$40.09		$35.89	$32.11	$30.06	$27.34

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.33		0.71		0.55	0.25	0.56	(0.23)
Net realized and unrealized gain (loss) on investments	(1.40)		(11.00	)(2)	5.55	5.28	2.65	3.30
Total from investment operations	(1.07)		(10.29)		6.10	5.53	3.21	3.07

LESS DISTRIBUTIONS:
From net investment income	(0.37)		(0.76)		(0.43)	(0.32)	(0.49)	—
From net realized gain	—		(2.81)		(1.48)	(1.44)	(0.67)	(0.35)
Total distributions	(0.37)		(3.57)		(1.91)	(1.76)	(1.16)	(0.35)
Paid-in capital from redemptions fees (Note 2)	0.00	(3)	0.01		0.01	0.01	0.00 (3)	—
Net asset value, end of period/year	$24.80		$26.24		$40.09	$35.89	$32.11	$30.06
Total return	(4.10	)%^	(27.81	)%(2)	17.68%	17.82%	10.84%	11.28%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$51.3		$61.5		$104.6	$78.3	$43.8	$28.0

RATIO OF EXPENSES TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	1.38	%+	1.29%		1.27%	1.36%	1.48%	1.66%
After fees absorbed or recouped(5)	1.33	%+	1.24%		1.25%	1.45%	1.50%	1.50%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	2.74	%+	2.10%		1.34%	0.72%	1.59%	(1.10%)
After fees absorbed or recouped(6)	2.79	%+	2.15%		1.36%	0.63%	1.57%	(0.94%)
Portfolio turnover rate	55	%^	156%		101%	111%	107%	130%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Includes advisor reimbursement by affiliates from net realized loss on investments on the disposal of investments in violation of restrictions.  This reimbursement comprises $0.009 of the Fund's NAV as of October 31, 2008 and 0.02% of its total return for the fiscal year ended October 31, 2008.

(3)	Amount is less than $0.01.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)
Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 1.38, 1.29%, 1.30% and 1.50% for the six months/years ended April 30, 2009, October 31, 2008, October 31, 2007 and October 31, 2006, respectively. (Note 3)

(6)
Excluding expenses paid indirectly, the ratio of net investment income to average net assets would have been 2.74%, 2.10%, 1.30% and 0.58% for the six months/years ended April 30, 2009, October 31, 2008, October 31, 2007 and October 31, 2006, respectively. (Note 3)

^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Flexible Income Fund

Financial Highlights For a capital share outstanding throughout each period/year

	Six Months Ended
	April 30, 2009		Years Ended October 31,
	(Unaudited)		2008	2007	2006	2005	2004
Net asset value, beginning of period/year	$28.68		$30.93	$29.46	$28.33	$28.71	$27.97

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.65		1.04	1.08	1.23	1.10	0.87
Net realized and unrealized gain (loss) on investments	(0.12)		(2.05)	1.35	0.99	(0.34)	0.79
Total from investment operations	0.53		(1.01)	2.43	2.22	0.76	1.66

LESS DISTRIBUTIONS:
From net investment income	(1.33)		(0.38)	(0.96)	(1.09)	(1.09)	(0.70)
From net realized gain	—		(0.86)	—	—	(0.06)	(0.22)
Total distributions	(1.33)		(1.24)	(0.96)	(1.09)	(1.15)	(0.92)
Paid-in capital from redemption fees (Note 2)	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.01	—
Net asset value, end of period/year	$27.88		$28.68	$30.93	$29.46	$28.33	$28.71
Total return	1.85	%^	(3.39)%	8.43%	8.06%	2.70%	6.02%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$151.5		$146.6	$133.2	$70.2	$38.7	$22.8

RATIO OF EXPENSES TO AVERAGE NET ASSETS(3):
Before fees waived/recouped and expenses absorbed	0.94	%+	0.93%	0.95%	1.09%	1.27%	1.45%
After fees waived/recouped and expenses absorbed(4)	0.96	%+	0.94%	0.93%	0.93%	0.99%	0.99%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(3):
Before fees waived/recouped and expenses absorbed	3.01	%+	3.82%	4.33%	4.54%	4.08%	2.90%
After fees waived/recouped and expenses absorbed(5)	2.99	%+	3.81%	4.35%	4.70%	4.36%	3.36%
Portfolio turnover rate	52	%^	125%	51%	76%	83%	192%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)
Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 0.99%, 0.99%, 0.99%, 0.99% and 0.99% for the six months/years ended April 30, 2009, October 31, 2008, October 31, 2007 and October 31, 2006, respectively. (Note 3)

(5)
Excluding expenses paid indirectly, the ratio of net investment income to average net assets would have been 2.96%, 3.76%, 4.29% and 4.64% for the six months/years ended April 30,2009, October 31, 2008, October 31, 2007 and October 31, 2006, respectively. (Note 3)

^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Stock Upgrader Fund

Financial Highlights For a capital share outstanding throughout each period/year

	Six Months Ended
	April 30, 2009		Years Ended October 31,		Period Ended
	(Unaudited)		2008	2007	October 31, 2006*
Net asset value, beginning of period/year	$17.77		$31.99	$27.02	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.06		(0.15)	(0.09)	(0.06)
Net realized and unrealized gain on investments	(3.41)		(10.83)	5.06	2.07
Total from investment operations	(3.35)		(10.98)	4.97	2.01
Paid-in capital from redemption fees (Note 2)	0.00	(1)	0.01	0.00 (1)	0.01

LESS DISTRIBUTIONS:
From net realized gain	—		(3.25)	—	—
Total distributions	—		(3.25)	—	—
Net asset value, end of period/year	$14.42		$17.77	$31.99	$27.02
Total return	(18.85	)%^	(38.02)%	18.39%	8.08	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$4.2		$6.2	$13.8	$62.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	3.12	%+	2.22%	2.03%	1.69	%+
After fees waived and expenses absorbed	1.50	%+	1.50%	1.50%	1.50	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.90	)%+	(1.26)%	(0.71)%	(0.56	)%+
After fees waived and expenses absorbed	0.72	%+	(0.54)%	(0.18)%	(0.37	)%+
Portfolio turnover rate	206	%^	348%	305%	315	%^

*	Fund commenced operations November 1, 2005.
(1)	Amount is less than $0.01.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX ETF Aggressive Upgrader Fund

Financial Highlights For a capital share outstanding throughout the period/year

	Six Months Ended
	April 30, 2009		Year Ended	Period Ended
	(Unaudited)		October 31, 2008	October 31, 2007*
Net asset value, beginning of period/year	$19.06		$33.59	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.10		0.30	(0.06)
Net realized and unrealized gain (loss) on investments	(1.84)		(14.28)	8.65
Total from investment operations	(1.74)		(13.98)	8.59

LESS DISTRIBUTIONS:
From net investment income	—		(0.30)	—
From net realized gain	—		(0.09)	—
Distribution in excess	—		(0.16)	—
Total distributions	—		(0.55)	—
Paid-in capital from redemption fees (Note 2)	0.00	(2)	0.00 (2)	0.00	(2)
Net asset value, end of period/year	$17.32		$19.06	$33.59
Total return	(9.13	)%^	(42.24)%	34.36	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$33.5		$43.5	$51.3

RATIO OF EXPENSES TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	1.52	%+	1.33%	1.79	%+
After fees waived and expenses absorbed	1.50	%+	1.39%	1.50	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	1.06	%+	0.93%	(0.95	)%+
After fees waived and expenses absorbed	1.08	%+	0.87%	(0.66	)%+
Portfolio turnover rate	145	%^	407%	159	%^

*	Fund commenced operations January 31, 2007.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX ETF Upgrader Fund

Financial Highlights For a capital share outstanding throughout the period/year

	Six Months Ended
	April 30, 2009		Year Ended		Period Ended
	(Unaudited)		October 31, 2008		October 31, 2007*
Net asset value, beginning of period/year	$16.96		$29.67		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.11		0.36		(0.07)
Net realized and unrealized gain (loss) on investments	(2.21)		(12.55)		4.74
Net increase from payments by affiliates on the disposal of
investments in violation of restrictions (Note 2)	0.00		0.02		—
Total from investment operations	(2.10)		(12.17)		4.67

LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.36)		—
From net realized gain	—		(0.15)		—
Distribution in excess	—		(0.04)		—
Total distributions	(0.08)		(0.55)		—
Paid-in capital from redemption fees (Note 2)	—		0.01		0.00
Net asset value, end of period/year	$14.78		$16.96		$29.67
Total return	(12.40	)%^	(41.68	)%(2)	18.68	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$7.7		$13.1		$20.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	2.20	%+	1.83%		2.07	%+
After fees waived and expenses absorbed	1.50	%+	1.50%		1.50	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	0.86	%+	1.21%		(1.03	)%+
After fees waived and expenses absorbed	1.56	%+	1.54%		(0.46	)%+
Portfolio turnover rate	277	%^	547%		271	%^

*	Fund commenced operations January 31, 2007.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Includes advisor reimbursement by affiliates from net realized loss on investments on the disposal of investments in violation of restrictions.  Excluding this effect, the total return would have been (41.74)%.

(3)	Does not include expenses of investment companies in which the Fund invests.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Tactical Upgrader Fund

Financial Highlights For a capital share outstanding throughout the period

	Six Months Ended
	April 30, 2009		Period Ended
	(Unaudited)		October 31, 2008*
Net asset value, beginning of period	$17.52		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.09		0.00	(1)
Net realized and unrealized loss on investments	(0.74)		(7.48)
Total from investment operations	(0.65)		(7.48)
Paid-in capital from redemption fees (Note 2)	0.00	(1)	0.00	(1)

LESS DISTRIBUTIONS:
From net investment income	(0.09)		—
From net realized gain	—		—
Total distributions	(0.09)		—
Net asset value, end of period	$16.78		$17.52
Total return	(3.64	)%^	(29.92	)%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$100.0		$80.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS(4):
Before fees waived	1.29	%+	1.24	%+
After fees waived	1.27	%+	1.24	%+

RATIO OF NET INVESTMENT (LOSS) TO AVERAGE NET ASSETS(4):
Before fees waived	0.50	%+	0.01	%+
After fees waived	0.52	%+	0.01	%+
Portfolio turnover rate	672	%^	204	%^

*	Fund commenced operations February 29, 2008.
(1)	Amount is less than $0.01.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Notes to Financial Statements April 30, 2009 (Unaudited)

Note 1 – Organization

FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, FundX Flexible Income Fund, FundX Stock Upgrader Fund, FundX ETF Aggressive Upgrader Fund, FundX ETF Upgrader Fund and FundX Tactical Upgrader Fund (the “Funds”) are diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.

FundX Upgrader Fund (“Upgrader Fund”) commenced operations on November 1, 2001.  FundX Aggressive Upgrader Fund (“Aggressive Fund”), FundX Conservative Upgrader Fund (“Conservative Fund”) and FundX Flexible Income Fund (“Flexible Income Fund”) commenced operations on July 1, 2002.  FundX Stock Upgrader Fund (“Stock Fund”) commenced operations on November 1, 2005.  FundX ETF Aggressive Upgrader Fund (“ETF Aggressive Fund”) and FundX ETF Upgrader Fund (“ETF Upgrader Fund”) commenced operations on January 31, 2007.  FundX Tactical Upgrader (“Tactical Fund”) commenced operations on February 29, 2008.

The investment objective of the Upgrader Fund and the Aggressive Fund is to maximize capital appreciation over the long term without regard to income.  The investment objective of the Conservative Fund is to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility.  The investment objective of the Flexible Income Fund is to generate total return, which is capital appreciation plus current income.  The investment objective of the Stock Fund is to seek long-term growth through capital appreciation.  The investment objective of the ETF Aggressive Fund and the ETF Upgrader Fund is to maximize capital appreciation over the long term without regard to income.  The investment objective of the Tactical Fund is to seek long-term capital appreciation; capital preservation is a secondary consideration.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.  Security valuations for the funds’ investments in investment companies are furnished by an independent pricing service that has been approved by the funds’ board of directors.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), and Small CapSM exchanges are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.  As of April 30, 2009 the Funds did not hold securities for which quotations were not readily available.

According to Section 12(d)(1)(F) of the Investment Company Act of 1940, a registered investment company may restrict the redemption of its shares by a Fund and certain of its affiliates to 1% of its total outstanding shares during a 30 day period.  Under the Trust’s Liquidity Guidelines, an investment company position that exceeds 1% of the outstanding shares may be considered illiquid.  In addition, each Fund is restricted from investing more than 15% of its net assets in illiquid securities.  See Note 7 for further details.

Financial Accounting Standards Board Interpretation No. 157. In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurements” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Funds adopted SFAS 157 as of November 1, 2008.  A summary of the fair value hierarchy under FAS 157 is described below.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Notes to Financial Statements April 30, 2009 (Unaudited), Continued

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in three broad levels below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 – Significant observable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ net assets as of April 30, 2009:

Upgrader Fund
Investments
Description	in securities
Level 1 – Quoted Prices	$343,235,156
Level 2 – Other significant observable inputs	—
Level 3 – Significant unobservable inputs	—
Total	$343,235,156

Aggressive Fund
Investments
Description	in securities
Level 1 – Quoted Prices	$113,214,342
Level 2 – Other significant observable inputs	—
Level 3 – Significant unobservable inputs	—
Total	$113,214,342

Conservative Fund
Investments
Description	in securities
Level 1 – Quoted Prices	$51,252,699
Level 2 – Other significant observable inputs	—
Level 3 – Significant unobservable inputs	—
Total	$51,252,699

Flexible Income Fund
Investments
Description	in securities
Level 1 – Quoted Prices	$151,117,733
Level 2 – Other significant observable inputs	—
Level 3 – Significant unobservable inputs	—
Total	$151,117,733

Stock Fund
Investments
Description	in securities
Level 1 – Quoted Prices	$4,223,344
Level 2 – Other significant observable inputs	—
Level 3 – Significant unobservable inputs	—
Total	$4,223,344

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Notes to Financial Statements April 30, 2009 (Unaudited), Continued

ETF Aggressive Fund
Investments
Description	in securities
Level 1 – Quoted Prices	$33,538,004
Level 2 – Other significant observable inputs	—
Level 3 – Significant unobservable inputs	—
Total	$33,538,004

ETF Upgrader Fund
Investments
Description	in securities
Level 1 – Quoted Prices	$7,688,932
Level 2 – Other significant observable inputs	—
Level 3 – Significant unobservable inputs	—
Total	$7,688,932

Tactical Fund
Investments
Description	in securities
Level 1 – Quoted Prices	$103,295,095
Level 2 – Other significant observable inputs	—
Level 3 – Significant unobservable inputs	—
Total	$103,295,095

B.
Federal Income Taxes.  The Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.  At October 31, 2008, the following capital loss carryforwards were available:

	Capital Loss Carryforward	Expires
Upgrader Fund	$62,114,175	10/31/16
Aggressive Fund	26,588,727	10/31/16
Conservative Fund	3,712,677	10/31/16
Flexible Income Fund	292,536	10/31/13
	449,870	10/31/14
	239,089	10/31/15
	3,236,860	10/31/16
Stock Fund	860,180	10/31/16
ETF Aggressive Fund	16,753,954	10/31/16
ETF Upgrader Fund	2,951,314	10/31/16
Tactical Fund	18,187,241	10/31/16

FIN 48 requires the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions.  Open tax years are those that are open for exam by taxing authorities.  Major jurisdictions for the Funds include Federal and the state of Massachusetts.  As of October 31, 2008, open

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Notes to Financial Statements April 30, 2009 (Unaudited), Continued

Federal and Massachusetts tax years for the Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Income Fund include the tax years ended October 31, 2005 through October 31, 2008.  Open Federal and Massachusetts tax years for the Stock Fund include the tax years ended October 31, 2006 and October 31, 2008.  Open Federal and Massachusetts tax years for the ETF Aggressive Fund and ETF Upgrader Fund include the tax year ended October 31, 2007 through October 31, 2008.  Open Federal and Massachusetts tax years for the Tactical Fund include the tax year ended October 31, 2008.

The Funds have reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Funds’ financial position or results of operations.  There is no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions taken or expected to be taken on the tax return for the fiscal year end October 31, 2008.  The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

C.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a high cost basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.  The Funds charge a 2.00% redemption fee on shares held less than 30 days, except for the ETF Aggressive Fund and ETF Upgrader Fund which charge a 2.00% redemption fee on shares held less than 7 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  Each Fund will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

H.
Securities Lending. In order to generate additional income, the Funds may lend securities representing up to one-third of the value of their total assets to broker-dealers, banks, or other institutional borrowers of securities.  Each Fund’s policy is to receive collateral from the borrower in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned.  If the value of the securities on loan increases, additional collateral is received from the borrower.  As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially.

FAF Advisors, Inc. (“FAF Advisors”), an indirect wholly owned subsidiary of U.S. Bancorp, serves as the securities lending agent for the Funds in transactions involving the lending of portfolio securities on behalf of the Funds.  FAF Advisors acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the Securities and Exchange Commission (“SEC”).  FAF Advisors receives a fee of 0.25% of the average monthly collateral balance received for securities loaned.  The Funds did not engage in any securities lending during the six months ended April 30, 2009.

I.
New Accounting Pronouncements. In March of 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161.  The impact of the Funds’ financial statement disclosures, if any, is currently being assessed.

In April 2009, the FASB issued Staff Position No.157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”).  FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Notes to Financial Statements April 30, 2009 (Unaudited), Continued

disaggregation of the current FAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implications of FSP 157-4 and the impact it will have on the financial statement disclosures.

Note 3 – Commitments and Other Related Party Transactions

DAL Investment Company, LLC (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% on the first $500 million of average daily net assets, 0.90% on net assets of $500 million to $750 million, 0.80% on net assets of $750 million to $1 billion and 0.70% on nest assets exceeding $1 billion for the Upgrader Fund, the Aggressive Fund and the Conservative Fund.  For the Flexible Income Fund, the Advisor receives a monthly fee at an annual rate of 0.70% based upon the average daily net assets of the Fund.  For the Stock Fund, the ETF Aggressive Fund, the ETF Upgrader Fund and the Tactical Fund the Advisor receives a monthly fee at the annul rate of 1.00% based upon the average daily net assets of each fund.  For the six months ended April 30, 2009, the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, Stock Fund, ETF Aggressive Fund, ETF Upgrader Fund and Tactical Fund incurred $1,871,239, $645,650, $273,011, $512,318, $23,597, $184,487, $51,712 and $381,151 in investment advisory fees, respectively.

The Advisor has contractually agreed to limit the Funds’ total operating expenses by reducing all or a portion of their fees and reimbursing the Funds expenses so that their ratio of expenses to average net assets will not exceed the following:

Upgrader Fund	1.50%	Stock Fund	1.50%
Aggressive Fund	1.50%	ETF Aggressive Fund	1.50%
Conservative Fund	1.50%	ETF Upgrader Fund	1.50%
Flexible Income Fund	0.99%	Tactical Fund	1.50%

The contract’s term is indefinite and may be terminated only by the Board of Trustees.  The Advisor is permitted to seek reimbursement from the Funds, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after such payment.  The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. For the six months ended April 30, 2009 the Advisor waived $38,161 in fees for the Stock Fund, $3,617 in fees for the ETF Aggressive Fund, $36,140 in fees for the ETF Upgrader Fund and $8,600 in fees for the Tactical Fund.

At April 30, 2009, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Flexible Income Fund, the Stock Fund, the ETF Aggressive Fund, the ETF Upgrader Fund and the Tactical Fund that may be recouped was $8,648, $299,038, $3,617, $147,879 and $8,600, respectively.  The Advisor may recapture portions of the above amounts no later than the dates as stated below:

	October 31
	2009	2010	2011	2012
Flexible Income Fund	$8,648	$—	$—	$—
Stock Fund	71,365	119,823	69,689	38,161
ETF Aggressive Fund	—	—	—	3,617
ETF Upgrader Fund	—	58,764	52,975	36,140
Tactical Fund	—	—	—	8,600

For the six months ended April 30, 2009, fees of $34,982, waived by the Advisor in 2006, were recouped from the Flexible Income Fund.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly owned subsidiary of U.S Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  For its services, the Administrator receives a monthly fee at the following annual rates:

$0 to $150 million	0.10% of average daily net assets
$150 to $500 million	0.05% of average daily net assets
$500 to $1 billion	0.04% of average daily net assets
Over $1 billion	0.03% of average daily net assets
Minimum annual fee - $30,000 for the first fund, $15,000 each additional fund

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Notes to Financial Statements April 30, 2009 (Unaudited), Continued

For the six months ended April 30, 2009, the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, Stock Fund, ETF Aggressive Fund, ETF Upgrader Fund and Tactical Fund incurred $106,288, $36,675, $15,512, $41,569, $7,438, $10,475, $7,438 and $21,659 in administration fees, respectively.  The officers of the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the Administrator.  For the six months ended April 30, 2009, the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, Stock Fund, ETF Aggressive Fund, ETF Upgrader Fund and Tactical Fund were allocated $2,013, $1,904, $1,891, $2,033, $1,805, $1,893, $1,905 and $1,908 of the Trust’s Chief Compliance Officer Fee, respectively.

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for shares of the Funds, and acts as each Fund’s Distributor in a continuous public offering of each Fund’s shares.  U.S. Bank, N.A. (“U.S. Bank”) serves as the Funds’ custodian (the “Custodian”).  Both the Distributor and Custodian are affiliates of the Administrator.

U.S. Bank receives fees from the underlying funds (“Underlying Funds”) in which the Funds invest for servicing these same shareholder accounts of the underlying Funds by third parties.  USBFS and the Funds have agreed that USBFS will reduce its fees for fund administration, fund accounting, fund transfer agency and fund custodial services in an amount equal to 70% of the fees received by U.S. Bank.  For the six months ended April 30, 2009, this expense reduction, in the aggregate, equaled $125,789, $25,747, $14,515 and $19,724, for the Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Income Fund, respectively.  These expense reductions are reflected on the Statement of Operations as “expenses paid indirectly.”  For the fiscal period ended April 30, 2009, there were no fees waived for the Stock Fund, ETF Aggressive Fund, ETF Upgrader Fund, and Tactical Fund.

The breakdown of these credits by the Funds to offset the following service provider expense for the six months ended April 30, 2009 is as follows:

Fund	Custody	Fund Accounting	Fund Administration	Transfer Agency
Upgrader Fund	$6,379	$13,236	$33,395	$72,779
Aggressive Fund	1,312	2,381	6,706	15,348
Conservative Fund	761	1,387	3,721	8,646
Flexible Income Fund	961	2,085	5,673	11,005

During the fiscal year ended October 31, 2008, an investment was made by the Advisor that caused the FundX ETF Upgrader Fund to violate Section 12(d)(1)(a)(i) of the Investment Company Act of 1940.  In general, Section 12(d)(1)(a)(i) provides that a Fund may not acquire more than 3 percent of the total outstanding voting stock of another registered investment company.  Upon notification of the violation, the Advisor took corrective action and reimbursed the Fund for the loss caused by the violation in the amount of $15,169.  This payment from the Advisor comprises $0.02 of the Fund’s per share NAV as of October 31, 2008 and added 0.06% to the Fund’s total return for the fiscal year ended October 31, 2008.

During the fiscal year ended October 31, 2008, an investment was made by the Advisor that caused the FundX Upgrader Fund, FundX Aggressive Upgrader Fund and FundX Conservative Upgrader Fund to violate Section 12(d)(1)(a)(i) of the Investment Company Act of 1940.  Upon notification of the violation, the Advisor took corrective action and paid $102,875, $25,308 and $21,817, respectively, to the Funds, as determined by the Board of Directors.  These contributions from the Advisor had no effect on the Funds’ per share NAVs as of October 31, 2008 and had no appreciable effect on the Funds’ total return for the fiscal year ended October 31, 2008.

Note 4 – Purchases and Sales of Securities

The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the six months ended April 30, 2009 are as follows:

	Purchases	Sales
Upgrader Fund	$308,350,085	$378,990,043
Aggressive Fund	109,699,611	135,446,081
Conservative Fund	30,187,691	35,700,263
Flexible Income Fund	80,241,889	74,115,654
Stock Fund	9,885,143	10,597,900
ETF Aggressive Fund	63,349,163	68,304,984
ETF Upgrader Fund	28,572,434	31,803,531
Tactical Fund	516,506,146	497,986,647

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Notes to Financial Statements April 30, 2009 (Unaudited), Continued

The cost basis of investments for federal income tax purposes at April 30, 2009 was as follows:

	FundX	FundX Aggressive	FundX Conservative	FundX Flexible
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Income Fund
Cost of investments	$364,328,216	$117,569,466	$54,465,637	$150,284,849
Gross tax unrealized appreciation	13,955,096	6,068,138	877,929	1,838,973
Gross tax unrealized depreciation	(35,048,156)	(10,423,262)	(4,090,867)	(1,006,089)
Net tax unrealized appreciation/(depreciation)	$(21,093,060)	$(4,355,124)	$(3,212,938)	$832,884

	FundX Stock	FundX ETF Aggressive	FundX ETF	FundX Tactical
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Upgrader Fund
Cost of investments	$3,910,962	$33,858,317	$7,323,707	$104,622,550
Gross tax unrealized appreciation	451,369	3,032,936	748,448	5,385,956
Gross tax unrealized depreciation	(138,987)	(3,353,249)	(383,223)	(6,713,411)
Net tax unrealized appreciation/(depreciation)	$312,382	$(320,313)	$365,225	$(1,327,455)

Note 5 – Distributions to Shareholders

The tax character of distributions paid during the six months ended April 30, 2009 (estimated) and the year ended October 31, 2008 for the Upgrader Fund was as follows:

	2009	2008
Distributions paid from:
Ordinary income	$22,046	$14,247,902
Distribution in excess	—	2,370,659
Short-term capital gain	—	21,189,156
Long-term capital gain	—	48,087,972

The tax character of distributions paid during the six months ended April 30, 2009 (estimated) and the year ended October 31, 2008 for the Aggressive Fund was as follows:
	2009	2008
Distributions paid from:
Ordinary income	$1,798	$4,807,675
Distribution in excess	—	1,213,377
Long-term capital gain	—	7,942,066
Short-term capital gain	—	16,383,495

The tax character of distributions paid during the six months ended April 30, 2009 (estimated) and the year ended October 31, 2008 for the Conservative Fund was as follows:
	2009	2008
Distributions paid from:
Ordinary income	$868,051	$1,987,645
Short-term capital gain	—	1,145,805
Long-term capital gain	—	6,195,400

The tax character of distributions paid during the six months ended April 30, 2009 (estimated) and the year ended October 31, 2008 for the Flexible Income Fund was as follows:
	2009	2008
Distributions paid from:
Ordinary income	$5,628,578	$5,533,696

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Notes to Financial Statements April 30, 2009 (Unaudited), Continued

The tax character of distributions paid during the six months ended April 30, 2009 (estimated) and the year ended October 31, 2008 for the Stock Fund was as follows:

	2009	2008
Distributions paid from:
Short-term capital gain	$—	$281,780
Long-term capital gain	—	949,070

The tax character of distributions paid during the six months ended April 30, 2009 (estimated) and the year ended October 31, 2008 for the ETF Aggressive Fund was as follows:
	2009	2008
Distributions paid from:
Ordinary income	$—	$571,465
Distributions in excess	—	303,378
Short-term capital gain	—	169,209

The tax character of distributions paid during the six months ended April 30, 2009 (estimated) and the year ended October 31, 2008 for the ETF Upgrader Fund was as follows:
	2009	2008
Distributions paid from:
Ordinary income	$68,766	$245,203
Distribution in excess		27,232
Short-term capital gain		100,316

The tax character of distributions paid during the six months ended April 30, 2009 (estimated) and the period ended October 31, 2008 for the Tactical Upgrader Fund was as follows:
	2009	2008*
Distributions paid from:
Ordinary income	$410,940	$—

*	Fund commenced operations on February 29, 2008.

As of October 31, 2008, components of distributable earnings on a tax basis were as follows:

		FundX	FundX	FundX
	FundX	Aggressive	Conservative	Flexible
	Upgrader	Upgrader	Upgrader	Income
	Fund	Fund	Fund	Fund
Net tax unrealized depreciation	$(132,213,487)	$(41,089,851)	$(9,739,384)	$(2,392,563)
Undistributed ordinary income	—	—	170,741	4,082,724
Undistributed long-term capital gain	(62,114,175)	(26,588,727)	(3,712,677)	(4,218,355)
Total distributable earnings	(194,327,662)	(67,678,578)	(13,281,320)	(2,528,194)
Other accumulated gains/(losses)	—	—	—	—
Total accumulated losses	$(194,327,662)	$(67,678,578)	$(13,281,320)	$(2,528,194)

	FundX	FundX ETF	FundX	FundX
	Stock	Aggressive	ETF	Tactical
	Upgrader	Upgrader	Upgrader	Upgrader
	Fund	Fund	Fund	Fund
Net tax unrealized depreciation	$(1,224,987)	$(11,004,773)	$(2,878,473)	$(21,096,027)
Undistributed ordinary income	—	—	—	3,867
Undistributed long-term capital gain	(860,180)	(16,753,954)	(2,951,314)	(18,187,241)
Total distributable earnings	(2,085,167)	(27,758,727)	(5,829,787)	(39,279,401)
Other accumulated gains/(losses)	—	—	—	—
Total accumulated earnings	$(2,085,167)	$(27,758,727)	$(5,829,787)	$(39,279,401)

Differences between book losses and tax losses are attributable to the tax treatment of wash losses.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Notes to Financial Statements April 30, 2009 (Unaudited), Continued

Note 6 – Credit Facility

U.S. Bank, N.A. (the “Bank”) has made available to the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, Stock Fund, ETF Aggressive Fund, ETF Upgrader Fund and Tactical Fund a credit facility pursuant to eight separate Loan and Security Agreements for each of the above mentioned Funds to be used temporarily for extraordinary or emergency purposes, including the financing of redemption payments.  For the six months ended April 30, 2009, the average interest rate on the outstanding principal amount was 5.76%, 4.40%, 6.43%, 3.30%, 3.88%, 6.34%, 7.03% and 8.38%, respectively.  Advances are not collateralized by a first lien against the Funds’ assets.  During six months ended April 30, 2009, the average outstanding average daily balances were $272,829, $120,786, $43,901, $7,066, $877, $52,061, $41,293 and $39,917, respectively.  The maximum amounts outstanding for the current lending agreement during that period were $6,593,000, $2,464,000, $1,046,000, $1,253,000, $73,000, $1,940,000, $1,873,000 and $2,853,000, respectively.  Interest expense amounted to $7,797, $2,635, $1,400, $115, $17, $1,638, $1,439 and $1,660, respectively, for the six months ended April 30, 2009.  At April 30, 2009, the ETF Upgrader Fund had a loan payable balance of $11,000.  At April 30, 2009, the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, Stock Fund, ETF Aggressive Fund and Tactical Fund did not have outstanding loan balances.

Note 7 – Investment Company Positions in Excess of 1% of Total Outstanding Shares

As discussed in Note 2, the sale of shares may be restricted on investment company positions that exceed 1% of the investment company’s total outstanding shares.  At April 30, 2009, the following Funds had holdings that exceed this 1% threshold.  Information concerning these investments is as follows:

FundX Upgrader Fund
		Market Value as of
Fund Name	Shares	April 30, 2009
AllianceBernstein Large Cap Growth Fund – Advisor Class	89,430	$1,549,824
Buffalo Mid Cap Fund	75,992	797,159
Diamond Hill Long Short Fund – Class A	238,107	3,228,730
FBR Small Cap Financial Fund – Class I	2,161	30,143
John Hancock Sovereign Investors Fund – Class I	289,349	3,396,954
Oppenheimer Quest Opportunity Value Fund – Class Y	326,698	7,465,050
	1,021,737	$16,467,860
Total net assets as of April 30, 2009		$342,837,292
Percentage of positions in excess of 1% of total outstanding shares		4.8%

FundX Aggressive Upgrader Fund
		Market Value as of
Fund Name	Shares	April 30, 2009
FBR Small Cap Financial Fund – Class I	2,161	$30,143
	2,161	$30,143
Total net assets as of April 30, 2009		$112,991,508
Percentage of positions in excess of 1% of total outstanding shares		0.0%

FundX Flexible Income Fund
		Market Value as of
Fund Name	Shares	April 30, 2009
Federated US Government Securities 1 – 3 Year Fund	365,091	$3,968,544
	365,091	$3,968,544
Total net assets as of April 30, 2009		$151,463,265
Percentage of positions in excess of 1% of total outstanding shares		2.6%

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds
Federal Tax Information (Unaudited)

For the fiscal year ended October 31, 2008, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Upgrader Fund	36.36%
Aggressive Fund	53.30%
Conservative Fund	48.91%
Flexible Income	0.00%
Stock Fund	0.00%
ETF Aggressive	84.62%
ETF Upgrader	88.99%
Tactical Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2008 was as follows:

Upgrader Fund	4.00%
Aggressive Fund	3.40%
Conservative Fund	17.00%
Flexible Income	0.00%
Stock Fund	0.00%
ETF Aggressive	6.80%
ETF Upgrader	21.10%
Tactical Fund	0.00%

Information About Proxy Voting (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (866) 455-FUND [3863] and by accessing the Funds’ website at www.fundx.com.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, by calling toll-free at (866) 455-FUND [3863].  In addition, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

Information About the Portfolio Holdings (Unaudited)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (866) 455-FUND [3863].  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Funds’ schedules of portfolio holdings are posted on their website at www.fundx.com within ten business days after calendar quarter end.

WWW.UPGRADERFUNDS.COM

(This Page Intentionally Left Blank.)

FundX Upgrader Funds

ADVISOR
DAL Investment Company LLC
235 Montgomery Street, Suite 1049
San Francisco, CA 94104

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(866) 455-FUND

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait,Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, NY 10022

	Symbol	CUSIP
FundX Upgrader Fund	FUNDX	742935547
FundX Aggressive Upgrader Fund	HOTFX	742935521
FundX Conservative Upgrader Fund	RELAX	742935513
FundX Flexible Income Fund	INCMX	742935497
FundX Stock Upgrader Fund	STOCX	360877104
FundX ETF Aggressive Upgrader Fund	UNBOX	742935349
FundX ETF Upgrader Fund	REMIX	742935331
FundX Tactical Upgrader Fund	TACTX	742935281

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

By (Signature and Title)*        /s/Robert M. Slotky
Robert M. Slotky, President

Date     July 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Robert M. Slotky
Robert M. Slotky, President

Date     July 7, 2009

By (Signature and Title)*        /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date     July 7, 2009

* Print the name and title of each signing officer under his or her signature.